UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-06652
Investment Company Act File Number
Artio Global Investment Funds
(Exact Name of Registrant as Specified in Charter)
330 Madison Avenue, New York, NY 10017
(Address of Principal Executive Offices)
Anthony Williams
c/o Artio Global Management LLC
330 Madison Avenue, New York, NY 10017
(Name and Address of Agent for Services)
(212) 297-3600
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31
Date of Reporting Period

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
Signatures
Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—92.8%†
	United States—42.2%
31,534	Advanced Micro Devices (1)(3)	$231,459
3,531	Airgas Inc (3)	242,580
5,374	Akamai Technologies (1)(3)	130,158
3,894	Alpha Natural Resources (1)	166,313
2,179	Apple Inc (1)	850,856
7,020	Archer-Daniels-Midland Co	213,268
5,248	Best Buy (3)	144,845
9,943	CareFusion Corp (1)	262,396
7,794	CBS Corp-Class B	213,322
32,201	Cenveo Inc (1)(3)	186,444
973	CF Industries Holdings	151,126
12,999	Citigroup Inc	498,382
4,307	Coach Inc	278,060
13,623	Coca-Cola Enterprises	382,942
6,846	Complete Production Services (1)(3)	266,172
2,591	ConocoPhillips	186,526
26,816	Cott Corp (1)(3)	222,305
3,620	Covidien PLC	183,860
8,928	CSX Corp	219,361
7,194	CVR Energy (1)(3)	193,159
12,453	CVR Partners (1)	292,023
7,672	CVS Caremark	278,877
35,697	Dean Foods (1)(3)	393,381
2,337	Digital Realty REIT (3)	143,048
3,149	Dunkin’ Brands Group (1)	91,101
30,107	Eagle Rock Energy Partners	339,005
9,546	El Paso Corp	196,170
11,741	EMC Corp (1)	306,205
1,500	Equinix Inc (1)	156,705
6,267	Exelon Corp (3)	276,187
6,625	Expedia Inc (3)	209,946
3,246	Express Scripts (1)	176,128
1,648	Google Inc-Class A (1)	994,881
4,813	Halliburton Co	263,415
5,012	Hasbro Inc (3)	198,275
8,944	HCA Holdings (1)(3)	238,626
6,158	Healthsouth Corp (1)(3)	150,255
6,773	Hewlett-Packard Co	238,139
3,512	Hospira Inc (1)(3)	179,533
19,311	Host Hotels & Resorts REIT (3)	306,079
2,331	Howard Hughes (1)	140,932

1

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	United States—Continued
3,333	Humana Inc	$248,575
10,835	Insulet Corp (1)(3)	213,016
3,299	ITT Corp	175,969
7,963	Johnson & Johnson	515,923
11,810	JPMorgan Chase	477,714
3,575	Juniper Networks (1)(3)	83,619
8,567	Las Vegas Sands (1)	404,191
9,203	Lennar Corp-Class A (3)	162,801
7,257	Liberty Global-Class A (1)(3)	303,343
8,050	Liberty Media-Starz Series A (1)	617,918
4,862	LyondellBasell Industries-Class A (3)	191,854
417	MasterCard Inc-Class A	126,455
10,021	McDermott International (1)	202,124
4,090	Mosaic Co	289,245
5,865	Motorola Solutions (1)	263,280
13,599	National Financial Partners (1)(3)	154,077
6,592	National-Oilwell Varco	531,117
18,726	NCR Corp (1)	373,584
3,673	Occidental Petroleum	360,615
36,783	Office Depot (1)	139,040
11,135	Oracle Corp	340,508
11,145	Penske Automotive Group (3)	246,639
33,890	Pfizer Inc	652,044
3,147	Philip Morris International	223,972
1,717	Pioneer Natural Resources (3)	159,664
4,770	Plains Exploration & Production (1)	186,078
2,822	Polo Ralph Lauren (3)	381,167
2,507	PVH Corp (3)	179,376
9,798	QUALCOMM Inc	536,734
9,738	Quanta Services (1)(3)	180,348
12,885	RSC Holdings (1)(3)	153,847
7,632	SanDisk Corp (1)	324,589
49,845	Sprint Nextel (1)	210,844
2,224	SPX Corp	167,334
7,069	Teavana Holdings (1)	199,346
34,484	Tenet Healthcare (1)	191,731
4,432	Thermo Fisher Scientific (1)	266,319
4,675	Tyco International	207,056
4,892	UnitedHealth Group	242,790
5,971	Verisk Analytics-Class A (1)	198,834
4,866	Visteon Corp (1)(3)	305,098

2

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	United States—Continued
1,148	Walter Energy (3)	$140,710
2,938	Whiting Petroleum (1)	172,167
18,147	Williams Cos	575,260
8,433	Yahoo! Inc (1)	110,472

		23,179,832

	China—8.7%
4,156	Baidu Inc Sponsored ADR (1)	652,783
211,000	Belle International (2)	463,254
167,320	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H (2)	329,239
55,827	China Merchants Holdings International (2)	198,127
116,000	China National Building Material-Class H (2)	232,432
108,360	China Resources Enterprise (2)	471,540
13,691	Ctrip.com International Sponsored ADR (1)	631,155
142,000	Dongfeng Motor Group-Class H (2)	282,541
660,000	Geely Automobile (2)	263,561
114,000	Golden Eagle Retail (2)	281,913
179,000	Intime Department Store (2)	300,875
86,000	Tingyi (Cayman Islands) Holding (2)	266,541
96,250	Wumart Stores (2)	241,169
60,000	Zhuzhou CSR Times Electric-Class H (2)	177,712

		4,792,842

	United Kingdom—6.3%
22,578	ARM Holdings (2)	216,498
19,753	BG Group (2)	464,642
10,363	BHP Billiton (2)	389,364
4,492	Burberry Group (2)	109,547
34,603	Cairn Energy (1)(2)	208,644
8,302	Diageo PLC (2)	168,800
19,818	Hikma Pharmaceuticals (2)	221,253
9,693	Rio Tinto (2)	676,672
145,731	Vodafone Group (2)	410,679
27,677	Xstrata PLC (2)	581,555

		3,447,654

	Japan—5.7%
3,900	Aisin Seiki (2)	150,653
12,000	Asahi Glass (2)	138,556
3,400	Canon Inc (2)	164,905
2,050	Fanuc Ltd (2)	387,320

3

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Japan—Continued
3,790	Honda Motor (2)	$150,946
41,000	Isuzu Motors (2)	203,793
11,290	Komatsu Ltd (2)	351,319
7,700	Mitsubishi Corp (2)	206,130
14,400	Nissan Motor (2)	153,677
900	SMC Corp (2)	165,203
5,600	Softbank Corp (2)	217,964
7,940	Suzuki Motor (2)	183,920
6,600	Toyota Motor (2)	269,405
8,970	Unicharm Corp (2)	404,084

		3,147,875

	France—4.3%
2,640	BNP Paribas (2)	170,688
5,788	CFAO SA (2)	247,520
2,480	Danone SA (2)	176,471
5,968	Essilor International (2)	478,274
75,250	L’ Occitane International (1)(2)	206,808
1,764	LVMH (2)	321,977
465	PPR (2)	85,671
2,412	Schneider Electric (2)	347,606
2,958	Technip SA (2)	322,444

		2,357,459

	Russia—4.1%
953,498	IDGC Holding	121,666
6,080	Magnit OJSC Sponsored GDR (2)	186,199
1,530	NovaTek OAO Sponsored GDR (2)	235,965
19,771	O’Key Group Sponsored GDR (1)(2)	178,971
10,706	Pharmstandard Sponsored GDR (1)(2)	247,676
22,178	Rosneft Oil Sponsored GDR (2)	187,302
189,051	Sberbank of Russian Federation	695,370
64,801	VTB Bank Sponsored GDR (2)	385,749

		2,238,898

	Canada—3.8%
6,007	Barrick Gold	286,767
5,918	Cenovus Energy	227,813
5,109	Goldcorp Inc	244,261
17,440	Ivanhoe Mines (1)	457,317
3,782	Pan American Silver	114,275
3,783	Potash Corp of Saskatchewan	218,698

4

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Canada—Continued
7,893	Silver Wheaton	$284,749
6,101	Suncor Energy	234,155

		2,068,035

	Germany—3.1%
1,040	Allianz SE (2)	136,003
5,183	Daimler AG (2)	377,117
5,842	Fraport AG (2)	468,312
3,281	Fresenius SE (2)	351,345
2,950	HeidelbergCement AG (2)	162,332
1,592	Siemens AG (2)	204,365

		1,699,474

	Hong Kong—2.5%
171,000	Hang Lung Properties (2)	633,994
8,200	Hong Kong Exchanges & Clearing (2)	168,896
64,000	Li & Fung (2)	106,777
42,000	Sands China (1)(2)	126,887
80,000	United Laboratories International (2)	82,549
71,600	Wynn Macau (2)	250,642

		1,369,745

	Switzerland—2.4%
3,491	Dufry Group (1)(2)	411,994
698	Swatch Group (2)	376,815
2,482	Swiss Reinsurance (1)(2)	138,437
648	Syngenta AG (1)(2)	206,360
10,036	UBS AG (1)(2)	165,507

		1,299,113

	Netherlands—1.8%
24,817	ING Groep Dutch Certificate (1)(2)	265,513
35,301	NXP Semiconductors (1)(3)	698,254

		963,767

	South Korea—1.3%
8,981	Celltrion Inc (2)	408,640
1,476	Hyundai Motor (2)	328,379

		737,019

	Australia—1.3%
16,869	Newcrest Mining (2)	731,824

5

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	India—0.9%
5,840	HDFC Bank ADR	$202,999
5,258	Mahindra & Mahindra GDR (2)	84,958
2,103	State Bank of India Sponsored GDR (2)	232,638

		520,595

	Denmark—0.8%
3,784	Novo Nordisk-Class B (2)	463,339

	Brazil—0.8%
18,769	All America Latina Logistica (Unit)	135,164
15,789	Diagnosticos da America	195,427
4,394	Embraer SA ADR	129,711

		460,302

	Sweden—0.8%
6,563	Elekta AB-Class B (2)	300,924
7,815	Volvo AB-Class B (2)	125,365

		426,289

	Italy—0.8%
10,337	Buzzi Unicem (1)(2)	120,878
22,972	Fiat SpA (1)(2)	303,363

		424,241

	South Africa—0.5%
18,706	Shoprite Holdings (2)	289,861

	Austria—0.5%
5,509	Erste Group Bank (2)	262,666

	Czech Republic—0.2%
461	Komercni Banka (2)	102,870

	TOTAL COMMON STOCKS (Cost $48,027,583)	50,983,700

EQUITY LINKED NOTES—4.3%
	India—2.8%
26,832	Adani Enterprises, Issued by CLSA, Expires 12/29/2014	355,554
7,108	Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	215,242
77,429	ITC Ltd, Issued by CLSA, Expires 05/05/2015	365,109
12,493	JSW Steel, Issued by Citigroup Global Markets, Expires 10/24/2012	217,366
1,658	Larsen & Toubro, Issued by Citigroup, Expires 10/24/2012 (9)	64,403

6

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global Equity Fund Inc.

Share	Fair
Amount	Description	Value
EQUITY LINKED NOTES—Continued
India—Continued
8,601	Larsen & Toubro, Issued by CLSA, Expires 04/11/2016 (9)	$335,893

1,553,567

United States—0.8%
9,190	Hartford Financial Services Group, Issued by Hartford Financial, Expires 06/26/2019	141,066
12,624	JPMorgan Chase, Issued by JP Morgan Chase & Co, Expires 10/28/2018	168,657
11,806	PNC Financial Services Group, Issued by PNC Financial, Expires 12/31/2018	122,074

431,797

Taiwan—0.7%
12,600	HTC Corp, Issued by Citigroup, Expires 01/20/2015 (9)	373,250

TOTAL EQUITY LINKED NOTES (Cost $2,510,695)	2,358,614

EXCHANGE-TRADED FUND—1.0%
Multinational—1.0%
3,588	SPDR Gold Trust (1)(Cost $559,430)	568,375

PREFERRED STOCKS—0.6%
Germany—0.6%
1,600	Volkswagen AG 1.690% (2)	319,733

Philippines—0.0%
56,604	Ayala Land 0.000% (4)(12)	134

TOTAL PREFERRED STOCKS (Cost $254,088)	319,867

Share
Amount	Currency
INVESTMENT COLLATERAL FROM SECURITY LENDING—11.2%
United States—11.2%
6,143,012	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $6,143,012)	6,143,012

7

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global Equity Fund Inc.

Face			Fair
Value	Currency	Description	Value
REPURCHASE AGREEMENT—2.4%
	United States—2.4%
1,338,383	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/29/2011, due 08/01/2011, with a maturity value of $1,338,384 and an effective yield of 0.01%, collateralized by Federal Home Loan Mortgage Corporation, with a rate of 0.000%, a maturity of 01/17/2012, and an aggregate fair value of $1,368,288. (Cost $1,338,383)	$1,338,383

		TOTAL INVESTMENTS—112.3% (Cost $58,833,191)	61,711,951
		OTHER ASSETS AND LIABILITIES—(12.3)%	(6,745,296)

		TOTAL NET ASSETS—100.0%	$54,966,655

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $58,931,262.

8

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2011

Artio Global Equity Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
09/21/11	Credit Suisse	AUD	1,031,399	1,125,902	1,091,942	$33,960
09/21/11	Credit Suisse	EUR	637,357	914,826	909,423	5,403
09/21/11	Deutsche Bank AG London	EUR	197,836	283,962	284,162	(200)

Net unrealized appreciation on forward foreign exchange contracts to buy						$39,163

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
09/21/11	Credit Suisse	EUR	637,357	914,825	907,423	$(7,402)
09/21/11	Deutsche Bank AG London	EUR	197,836	283,962	277,001	(6,961)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(14,363)

Glossary of Currencies

AUD	— Australian Dollar
EUR	— Euro
USD	— United States Dollar

9

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2011

Artio Global Equity Fund Inc.

At July 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Consumer Discretionary	19.6%	$10,764,986
Information Technology	13.1	7,173,334
Materials	12.4	6,800,763
Health Care	11.4	6,270,623
Financials	10.8	5,928,735
Industrials	10.8	5,912,535
Energy	10.3	5,678,750
Consumer Staples	8.1	4,463,490
Telecommunication Services	1.5	839,487
Utilities	0.7	397,853
Short-term Investments	13.6	7,481,395

Total Investments	112.3	61,711,951
Other Assets and Liabilities (Net)	(12.3)	(6,745,296)

Net Assets	100.0%	$54,966,655

10

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—94.3%†
	United Kingdom—13.6%
1,308,551	AMEC PLC (2)	$22,523,269
3,174,844	ARM Holdings (2)	30,443,192
5,164,647	BG Group (2)	121,485,871
4,090,789	BHP Billiton (2)	153,701,187
836,451	Burberry Group (2)	20,398,584
5,192,536	Cairn Energy (1)(2)	31,309,109
4,273,456	Compass Group (2)	40,079,373
1,442,433	Diageo PLC (2)	29,328,277
3,056,855	Hikma Pharmaceuticals (2)	34,127,539
5,498,738	HSBC Holdings (2)	53,706,710
4,051,598	Premier Oil (1)(2)	26,855,748
615,976	Reckitt Benckiser (2)	34,807,972
1,306,579	Rio Tinto (2)	91,212,788
2,340,532	Rolls Royce Group (1)(2)	24,933,461
2,476,068	Royal Dutch Shell-Class A (2)	90,223,867
994,556	Shire PLC (2)	34,444,329
1,887,885	Smith & Nephew (2)	19,804,380
748,672	Vallares PLC (1)	12,781,027
20,756,774	Vodafone Group (2)	58,493,891
2,254,358	WPP PLC (2)	25,449,538
5,021,904	Xstrata PLC (2)	105,521,390

		1,061,631,502

	China—9.4%
2,892,000	Anhui Conch Cement-Class H (2)(3)	13,516,941
740,686	Baidu Inc Sponsored ADR (1)(3)	116,339,550
40,073,325	Belle International (3)	87,981,562
21,852,220	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H (2)(3)	42,999,001
8,291,204	China Merchants Holdings International (2)(3)	29,425,029
10,642,000	China National Building Material-Class H (2)(3)	21,323,596
16,108,000	China Resources Enterprise (2)(3)	70,095,707
1,698,041	Ctrip.com International Sponsored ADR (1)(3)	78,279,690
19,998,000	Dongfeng Motor Group-Class H (2)(3)	39,790,568
248,016	Focus Media Holding Sponsored ADR (1)(2)	8,157,246
80,500,000	Geely Automobile (2)(3)	32,146,502
14,429,012	Golden Eagle Retail (2)(3)	35,681,794
24,449,000	Intime Department Store (2)(3)	41,095,556
11,852,204	Lianhua Supermarket-Class H (2)(3)	26,054,528
10,401,856	Tingyi (Cayman Islands) Holding (2)(3)	32,238,591
13,295,999	Wumart Stores (2)(3)	33,315,166

11

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	China—Continued
8,479,000	Zhuzhou CSR Times Electric-Class H (2)(3)	$25,113,671

		733,554,698

	Japan—8.9%
352,027	Aisin Seiki (2)	13,598,431
1,838,000	Asahi Glass (2)	21,222,115
484,773	Canon Inc (2)	23,512,221
106,200	Daikin Industries (2)(3)	3,762,490
349,906	Denso Corp (2)	12,442,755
370,200	Fanuc Ltd (2)	69,944,294
1,178,252	Honda Motor (2)	46,926,672
6,419,000	Isuzu Motors (2)	31,906,017
2,069,597	ITOCHU Corp (2)	23,912,856
4,142	KDDI Corp (2)	30,736,407
2,353,600	Komatsu Ltd (2)(3)	73,238,659
1,134,397	Mitsubishi Corp (2)	30,368,032
3,040,000	Mitsubishi Electric (2)	35,801,168
527,500	Mitsui Co (2)	9,927,121
3,026,200	Nissan Motor (2)	32,295,757
155,400	Nitto Denko (2)	7,474,703
160,600	SMC Corp (2)	29,479,652
865,500	Softbank Corp (2)	33,687,061
1,335,000	Suzuki Motor (2)	30,923,530
1,591,889	Toyota Motor (2)	64,979,208
1,581,700	Unicharm Corp (2)(3)	71,253,046

		697,392,195

	Russia—7.8%
53,536,950	Chelindbank OJSC (1)(4)(10)	5,755,222
337,701	Cherkizovo Group (1)	9,897,020
314,155	Cherkizovo Group Sponsored GDR (1)(2)	6,165,218
656,887	Holcim Russia (1)(4)(10)(12)	43,551,575
547,651	Kuban Trunk Grid (1)(4)	85,981
538,651	Kubanenergo OAO (1)	2,450,575
46,329	Magnit OJSC	6,622,212
879,623	NovaTek OAO	12,718,672
103,017	NovaTek OAO Sponsored GDR (2)	15,887,831
1,640,538	O’Key Group Sponsored GDR (1)(2)	14,850,488
670,892	Pharmstandard (1)	58,621,490
416,823	Pharmstandard Sponsored GDR (1)(2)	9,642,927
2,439,084	Protek (1)	3,298,778
8,180,971	Rosneft Oil Sponsored GDR (2)	69,091,425

12

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Russia—Continued
7,806,100	RTS Stock Exchange-BRD (1)(4)	$50,154,192
43,057,555	Sberbank of Russian Federation	158,374,988
817,203	Sibirskiy Cement (1)(4)	21,247,278
452,896	Veropharm	19,175,455
16,641,823	VTB Bank Sponsored GDR (2)	99,065,777

		606,657,104

	Canada—6.4%
2,042,578	Barrick Gold	97,510,274
905,716	Cenovus Energy	34,865,533
847,458	Goldcorp Inc	40,580,995
2,969,815	Ivanhoe Mines (1)	77,875,356
618,833	Pan American Silver	18,698,271
1,860,904	Potash Corp of Saskatchewan	107,580,008
244,872	Silver Wheaton	8,830,944
3,061,190	Suncor Energy	117,487,584

		503,428,965

	France—6.1%
63,884	Aeroports de Paris (2)	5,793,484
743,931	BNP Paribas (2)	48,098,568
522,690	CFAO SA (2)	22,352,481
579,811	Danone SA (2)	41,258,113
1,054,436	Essilor International (2)	84,502,237
480,304	Eutelsat Communications (2)	20,711,909
109,545	Iliad SA (2)(3)	14,036,575
9,747,252	L’ Occitane International (1)(2)(3)	26,788,198
480,035	LVMH (2)	87,619,155
116,667	PPR (2)	21,494,454
350,109	Schneider Electric (2)	50,456,032
791,557	SES SA FDR (2)	21,398,024
316,692	Technip SA (2)	34,521,786

		479,031,016

	Germany—5.8%
156,663	Allianz SE (2)	20,487,134
79,031	BMW AG (2)	7,924,674
163,511	Brenntag AG (2)	16,678,358
812,436	Daimler AG (2)	59,113,143
2,307,158	Fraport AG (2)(3)	184,948,466
911,619	Fresenius SE (2)	97,620,523
674,298	HeidelbergCement AG (2)	37,105,202

13

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Germany—Continued
124,603	Henkel AG (2)	$6,786,831
504,584	Marseille-Kliniken AG (1)(2)	1,486,769
149,356	Siemens AG (2)	19,172,849

		451,323,949

	India—4.6%
4,658,884	Adani Enterprises (2)	62,008,615
176,225	Agre Developers (1)(2)	201,861
2,653,795	HDFC Bank (2)	29,349,186
1,109,506	Housing Development Finance (2)	17,331,337
10,194,995	ITC Ltd (2)	48,057,804
4,610,502	Jain Irrigation Systems (2)	17,969,258
2,038,076	JSW Steel (2)	35,588,530
781,460	Larsen & Toubro (2)	30,374,322
883,017	Mahindra & Mahindra (2)	14,371,343
7,648,955	Mundra Port & Special Economic Zone (2)	24,567,398
4,031,010	Pantaloon Retail India (2)	33,293,114
1,159,068	Reliance Capital (2)	15,090,726
668,611	State Bank of India (2)	35,297,473

		363,500,967

	Hong Kong—4.1%
39,065,000	Hang Lung Properties (2)(3)	144,836,150
1,181,200	Hong Kong Exchanges & Clearing (2)(3)	24,329,293
18,352,000	Li & Fung (2)(3)	30,618,336
17,652,800	Sands China (1)(2)(3)	53,331,214
23,952,000	Trinity Ltd (2)	26,619,198
7,498,000	United Laboratories International (2)(3)	7,736,940
10,095,600	Wynn Macau (2)(3)	35,340,443

		322,811,574

	Switzerland—4.0%
512,322	Dufry Group (1)(2)	60,462,201
126,799	Flughafen Zuerich (2)	58,275,311
1,397,573	Nobel Biocare (1)(2)	26,703,801
85,562	Swatch Group (2)	46,190,536
462,984	Swiss Reinsurance (1)(2)	25,823,636
228,197	Syngenta AG (1)(2)	72,670,953
1,141,541	UBS AG (1)(2)	18,825,558

		308,951,996

14

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Australia—2.5%
7,782,270	Asciano Group (2)	$14,244,295
20,293,599	MAp Group (2)	72,816,801
2,460,412	Newcrest Mining (2)	106,739,499

		193,800,595

	Denmark—1.9%
441,265	Carlsberg AS-Class B (2)	43,388,950
847,053	Novo Nordisk-Class B (2)	103,719,047

		147,107,997

	Romania—1.6%
913,511	Antibiotice (2)	154,123
16,415,074	BRD-Groupe Societe Generale (2)	76,418,064
14,619,597	Cemacon SA (1)(2)(10)	451,080
7,691,800	Compa Sibiu (1)(2)	1,606,267
15,345,894	Concefa SA (1)(2)	523,884
8,433,817	Condmag SA (1)(2)	804,250
40,338,000	Dafora SA (1)(2)	1,408,657
16,912,495	Impact Developer & Contractor (1)(2)(10)	2,121,741
314,375,557	OMV Petrom (2)	40,099,299
6,887,600	Spicul Buzau (1)	620,052
11,918,318	Zentiva SA (2)	3,999,280

		128,206,697

	Austria—1.6%
1,810,786	Erste Group Bank (2)	86,337,280
769,475	Flughafen Wien (2)	37,961,290

		124,298,570

	Italy—1.6%
1,732,182	Buzzi Unicem (1)(2)(3)	20,255,682
2,794,955	Fiat SpA (1)(2)	36,909,549
1,256,056	Saipem SpA (2)	65,265,938

		122,431,169

	South Korea—1.6%
1,748,728	Celltrion Inc (2)(3)	79,567,877
189,715	Hyundai Motor (2)	42,207,646

		121,775,523

	Ireland—1.4%
1,960,726	CRH PLC (2)	38,352,602

15

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Ireland—Continued
8,480,519	Dragon Oil (2)	$73,329,729

		111,682,331

	Netherlands—1.2%
160,281	ASML Holding (2)	5,699,000
383,921	Heineken NV (2)	22,691,126
5,910,362	ING Groep Dutch Certificate (1)(2)	63,234,140
123,913	Koninklijke Ten Cate (2)	4,302,653

		95,926,919

	Sweden—1.0%
848,932	Atlas Copco-Class A (2)	19,913,892
656,966	Elekta AB-Class B (2)	30,122,942
1,817,521	Volvo AB-Class B (2)	29,155,876

		79,192,710

	Bulgaria—1.0%
301,290	Bulgarian American Credit Bank (1)(4)	1,038,244
1,276,434	Central Cooperative Bank (1)	1,219,224
10,693,367	Chimimport AD (1)(10)	21,921,010
354,861	DZI Insurance (4)(10)(12)	18,410,533
4,078,860	LEV INS (4)(10)(12)	3,746,198
781,010	Sopharma AD (2)	2,279,508
1,397,011	Sparki Eltos Lovetch (1)(4)(10)	1,272,809
11,652,801	Vivacom (1)(4)(12)	28,168,784

		78,056,310

	Ukraine—1.0%
214,485	Anthousa Ltd Sponsored GDR (1)(4)(9)	2,764,689
8,916,599	Bank Forum (1)	4,292,455
76,611,005	Bohdan Automobile Plant (1)	2,574,934
581,650	Centrenergo (1)	921,840
178,305	Centrenergo Sponsored ADR	2,825,903
1,237,519	Chernivtsioblenergo (1)(4)	502,899
5,006,914	Davento PLC GDR (4)(9)(10)	5,237,915
22,500	Dniproenergo (1)(4)	2,216,943
8,577,999	Dragon-Ukrainian Properties & Development (1)(3)(10)	7,744,431
7,562,990	Harkivoblenergo (1)(4)	1,536,713
10,700	Ivano Frankivskcement (4)	200,688
902,412	Khmelnitskoblenergo JSC (1)(4)	186,745
2,750,000	Kirovogradoblenergo (1)(4)	524,383
168,262	Korukivskas Technical Papers Factory (1)(4)	1,148,642

16

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Ukraine—Continued
3,228,131	Krymenergo (1)(4)	$827,467
115,161	Kyivmedpreparat (1)(4)	403,190
189,156	Lvivoblenergo (1)(4)	43,768
267,596	Odessaoblenergo (1)(4)	39,332
5,542,248	Oranta (1)(4)	1,004,846
488,244	Poltavaoblenergo (1)(4)	173,991
174,543,980	Raiffeisen Bank Aval (1)	6,427,409
75,228	Retail Group (1)(4)(12)	5,391,959
21,017	Rodovid Bank (1)(4)(12)	181
8,375,303	Slavutich Brewery (1)(4)	3,272,625
641,180	Ternopiloblenergo (1)(4)	241,360
2,636,403	Tsukrovyy soyz Ukrros (1)(4)	1,051,594
1,153,346,022	Ukrinbank (1)(4)(10)	1,442,133
12,880	Ukrnafta (4)	1,336,734
8,685	Ukrnafta Sponsored ADR (4)	5,408,168
124,035,914	Ukrsotsbank JSCB (1)	6,047,090
65,728	Vinnitsaoblenergo (1)(4)	686,250
4,114,636	Volynoblenergo (1)(4)	205,796
4,799,516	Zakarpattyaoblenergo (1)(4)	1,404,597
11,921	Zakhidenergo (1)(4)	467,896
595,792	Zakhidenergo GDR (1)(4)	5,846,174
400,000	Zhytomyroblenergo (1)(4)	89,978

		74,491,718

	Taiwan—0.9%
2,341,500	HTC Corp (2)	69,656,398

	Nigeria—0.7%
4,828,157	Guinness Nigeria	7,100,231
5,339,119	Nestle Foods Nigeria	13,995,122
33,479,541	Nigerian Breweries	19,739,800
8,591,659	PZ Cussons Nigeria	2,358,495
62,502,360	Unilever Nigeria	11,438,340

		54,631,988

	Brazil—0.7%
1,755,004	All America Latina Logistica (Unit)	12,638,511
651,620	Diagnosticos da America	8,065,382
482,802	Embraer SA ADR	14,252,315
2,453,887	Hypermarcas SA	18,807,480

		53,763,688

17

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Czech Republic—0.6%
227,866	Komercni Banka (2)	$50,847,177

	Greece—0.5%
1,623,821	Coca-Cola Hellenic Bottling (1)(2)	42,012,130

	Georgia—0.5%
2,324,174	Bank of Georgia Sponsored GDR (2)(10)	39,686,661

	Finland—0.5%
653,985	Fortum Oyj (2)	17,264,480
347,618	Olvi Oyj-Class A (2)	8,958,326
747,745	Stora Enso-Class R (2)	6,413,988
440,753	UPM-Kymmene Oyj (2)	6,874,314

		39,511,108

	Poland—0.4%
438,930	Dom Development (2)	7,115,265
86,700	PBG SA (1)(2)	4,339,059
6,437,208	Polimex Mostostal (2)	6,639,525
911,230	Polska Grupa Farmaceutyczna (2)	14,351,656

		32,445,505

	Serbia—0.4%
133,058	AIK Banka AD (1)	4,863,846
48,500	Energoprojekt Holding (1)(4)	507,992
78,573	Imlek ad (1)	2,416,194
415,050	Komercijalna Banka (1)(4)	16,350,103
81,118	Privredna Banka (1)(4)	412,906
78,160	Toza Markovic ad Kikinda (1)(4)(10)(12)	3,133,614
16,667	Univerzal Banka (1)(4)	863,067

		28,547,722

	Norway—0.4%
1,319,998	Austevoll Seafood (2)	7,194,367
1,979,605	Copeinca ASA (1)(2)(3)	16,093,369
8,745,646	Marine Harvest (2)(3)	5,073,128

		28,360,864

	Israel—0.4%
602,849	Teva Pharmaceutical Industries Sponsored ADR	28,116,877

	South Africa—0.3%
1,620,577	Shoprite Holdings (2)	25,111,821

18

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Lebanon—0.2%
278,581	SOLIDERE-Class A (1)(2)	$4,735,806
752,109	SOLIDERE Sponsored GDR (1)(9)	12,740,726

		17,476,532

	Portugal—0.2%
855,044	Jeronimo Martins (2)	16,692,072

	Venezuela—0.2%
38,451	Banco Provincial (4)	150,096
156	Banco Venezolano de Credito (1)(4)	54,985
15,843,815	Cemex Venezuela SACA-I (1)(4)	1,350,920
2,797,674	Mercantil Servicios Financieros-Class B (4)	11,463,509
2,847,910	Siderurgica Venezolana Sivensa (4)(10)	2,496,666

		15,516,176

	Mexico—0.2%
2,747,317	Grupo Financiero Banorte (3)	12,033,207

	Zambia—0.1%
9,363,990	Zambeef Products	7,581,024

	Latvia—0.0%
1,424,182	AS Parex Banka (4)(12)	285,702

	TOTAL COMMON STOCKS (Cost $6,441,736,660)	7,367,531,157

EQUITY LINKED NOTES—2.3%
	Taiwan—1.1%
2,878,231	HTC Corp, Issued by Citigroup, Expires 01/20/2015 (9)	85,261,848

	India—0.8%
11,142	Agre Developers, Issued by Merrill Lynch International, Expires 09/17/2015 (1)(9)	12,619
899,743	Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	27,245,748
927,665	Larsen & Toubro, Issued by CLSA, Expires 04/11/2016 (9)	36,227,916
222,850	Pantaloon Retail, Issued by Merrill Lynch International, Expires 01/29/2015 (9)	1,691,431

		65,177,714

	Ireland—0.2%
2,950,960	Ryanair Holdings, Issued by Barclays Bank, Expires 02/08/2012 (9)	13,523,052

19

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
EQUITY LINKED NOTES—Continued
	Serbia—0.1%
1	AIK Banka, KomerciJalna Banka, Univerzal Banka, Issued by UnicreditoSerbian Banking, Expires 12/31/2040 (1)	$11,354,000

	Ukraine—0.1%
1,016	Laona Investments, Issued by HypoVereinsbank AG, Expires 11/11/2011 (1)(4)	5,959,795
234	Laona Investments, Issued by HypoVereinsbank AG, Expires 04/22/2012 (1)(4)	1,372,630

		7,332,425

	TOTAL EQUITY LINKED NOTES (Cost $118,218,310)	182,649,039

PREFERRED STOCKS—1.6%
	Germany—1.3%
323,760	Henkel AG 1.580% (2)	21,862,963
399,283	Volkswagen AG 1.690% (2)	79,789,932

		101,652,895

	Bulgaria—0.2%
6,416,021	Chimimport AD 9.000% (10)	13,925,735

	Russia—0.1%
3,611,690	TNK-BP Holding 14.410%	10,112,732

	Philippines—0.0%
11,528,247	Ayala Land 0.000% (4)(12)	27,357

	TOTAL PREFERRED STOCKS (Cost $73,907,544)	125,718,719

EXCHANGE-TRADED FUNDS—0.9%
	Multinational—0.7%
559,615	Market Vectors Gold Miners ETF (3)	31,864,478
126,158	SPDR Gold Trust (1)	19,969,550

		51,834,028

	Romania—0.1%
4,035,500	SIF 1 Banat Crisana Arad (2)	1,356,286
3,406,316	SIF 2 Moldova Bacau (2)	1,376,392
9,533,500	SIF 3 Transilvania Brasov (2)	1,574,528

20

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund

Share	Fair
Amount	Description	Value
EXCHANGE-TRADED FUNDS—Continued
Romania—Continued
4,871,855	SIF 4 Muntenia Bucuresti (2)	$1,093,465
4,143,975	SIF 5 Oltenia Craiova (2)	1,871,636

7,272,307

Sweden—0.1%
1,485,000	NAXS Nordic Access Buyout Fund (1)(2)(4)(10)	7,177,218

Russia—0.0%
92,634	Renaissance Pre-IPO Fund (1)(4)	1,389,510

TOTAL EXCHANGE-TRADED FUNDS (Cost $75,478,960)	67,673,063

FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
Bulgaria—0.1%
12,071,674	Bulgaria Compensation Notes (1)	2,119,861
29,663,486	Bulgaria Compensation Vouchers (1)	5,339,863
3,842,865	Bulgaria Housing Compensation Notes (1)	667,772

TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $19,710,351)	8,127,496

Share
Amount	Currency
INVESTMENT COLLATERAL FROM SECURITY LENDING—5.4%
United States—5.4%
426,295,961	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $426,295,961)	426,295,961

TOTAL INVESTMENTS—104.6% (Cost $7,155,347,786)	8,177,995,435
OTHER ASSETS AND LIABILITIES—(4.6)%	(361,957,247)

TOTAL NET ASSETS—100.0%	$7,816,038,188

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $7,329,029,044.

21

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2011

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
09/21/11	Credit Suisse	EUR	114,225,043	163,951,949	163,252,665	$699,284
09/21/11	JPMorgan Chase Bank N.A.	JPY	7,732,713,499	100,238,140	96,393,836	3,844,304

Net unrealized appreciation on forward foreign exchange contracts to buy						$4,543,588

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
09/21/11	Credit Suisse	EUR	202,861,122	291,174,994	289,002,744	$(2,172,250)
09/21/11	Deutsche Bank AG London	EUR	129,707,943	186,175,199	184,145,947	(2,029,252)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(4,201,502)

Glossary of Currencies

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

22

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2011

Artio International Equity Fund

At July 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Consumer Discretionary	17.3%	$1,349,049,334
Financials	16.0	1,248,543,741
Industrials	15.8	1,231,283,705
Materials	15.2	1,189,907,412
Energy	10.1	786,712,979
Consumer Staples	9.4	736,346,830
Health Care	8.6	675,277,475
Information Technology	4.2	330,912,209
Telecommunication Services	2.1	165,122,718
Utilities	0.5	38,543,071
Short-term Investment	5.4	426,295,961

Total Investments	104.6	8,177,995,435
Other Assets and Liabilities (Net)	(4.6)	(361,957,247)

Net Assets	100.0%	$7,816,038,188

23

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—94.0%†
	United Kingdom—14.1%
1,214,290	AMEC PLC (2)	$20,900,814
2,967,630	ARM Holdings (2)	28,456,243
4,995,894	BG Group (2)	117,516,364
3,821,684	BHP Billiton (2)	143,590,238
1,350,749	Burberry Group (2)	32,940,802
4,838,198	Cairn Energy (1)(2)	29,172,579
4,061,441	Compass Group (2)	38,090,952
1,370,596	Diageo PLC (2)	27,867,651
3,046,408	Hikma Pharmaceuticals (2)	34,010,906
5,149,226	HSBC Holdings (2)	50,292,992
3,937,984	Premier Oil (1)(2)	26,102,665
581,878	Reckitt Benckiser (2)	32,881,140
1,202,548	Rio Tinto (2)	83,950,343
2,300,293	Rolls Royce Group (1)(2)	24,504,799
2,553,822	Royal Dutch Shell-Class A (2)(3)	93,057,096
1,207,369	Shire PLC (2)	41,814,654
1,861,283	Smith & Nephew (2)	19,525,318
20,989,034	Vodafone Group (2)	59,148,415
2,079,136	WPP PLC (2)	23,471,450
4,681,109	Xstrata PLC (2)	98,360,527

		1,025,655,948

	Japan—9.3%
317,348	Aisin Seiki (2)	12,258,818
1,788,000	Asahi Glass (2)	20,644,799
679,764	Canon Inc (2)	32,969,578
94,100	Daikin Industries (2)	3,333,807
307,149	Denso Corp (2)	10,922,305
333,040	Fanuc Ltd (2)	62,923,414
1,186,232	Honda Motor (2)	47,244,494
6,343,000	Isuzu Motors (2)	31,528,255
1,833,288	ITOCHU Corp (2)	21,182,458
3,931	KDDI Corp (2)	29,170,646
2,204,730	Komatsu Ltd (2)	68,606,165
1,039,838	Mitsubishi Corp (2)	27,836,669
2,830,000	Mitsubishi Electric (2)	33,328,061
490,500	Mitsui Co (2)	9,230,811
2,754,000	Nissan Motor (2)	29,390,825
144,500	Nitto Denko (2)	6,950,415
161,700	SMC Corp (2)	29,681,568
763,400	Softbank Corp (2)	29,713,116

24

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Japan—Continued
1,357,100	Suzuki Motor (2)	$31,435,447
1,838,194	Toyota Motor (2)	75,033,115
1,417,200	Unicharm Corp (2)(3)	63,842,585

		677,227,351

	China—9.1%
2,582,500	Anhui Conch Cement-Class H (2)(3)	12,070,366
672,214	Baidu Inc Sponsored ADR (1)(3)	105,584,653
40,551,675	Belle International (2)(3)	89,031,787
20,366,320	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H (2)(3)	40,075,169
7,743,912	China Merchants Holdings International (2)	27,482,720
8,778,000	China National Building Material-Class H (2)(3)	17,588,660
16,524,000	China Resources Enterprise (2)	71,905,976
1,558,472	Ctrip.com International Sponsored ADR (1)(3)	71,845,559
18,200,000	Dongfeng Motor Group-Class H (2)(3)	36,213,038
229,886	Focus Media Holding Sponsored ADR (1)	7,560,951
73,535,000	Geely Automobile (2)(3)	29,365,131
13,040,534	Golden Eagle Retail (2)(3)	32,248,199
17,686,000	Intime Department Store (2)(3)	29,727,841
2,977,200	Lianhua Supermarket-Class H (2)(3)	6,544,736
10,170,801	Tingyi (Cayman Islands) Holding (2)(3)	31,522,480
11,774,250	Wumart Stores (2)(3)	29,502,190
7,807,000	Zhuzhou CSR Times Electric-Class H (2)	23,123,296

		661,392,752

	Russia—7.3%
1,357,290	AvtoVAZ	1,468,846
56,981	Magnit OJSC	8,144,796
555,621	NovaTek OAO	8,033,852
134,841	NovaTek OAO Sponsored GDR (2)(3)	20,795,898
1,817,001	O’Key Group Sponsored GDR (1)(2)	16,447,867
749,712	Pharmstandard (1)	65,508,658
1,401,630	Pharmstandard Sponsored GDR (1)(2)(3)	32,425,791
9,151,724	Rosneft Oil Sponsored GDR (2)	77,289,805
49,102,704	Sberbank of Russian Federation	180,610,351
20,069,751	VTB Bank Sponsored GDR (2)	119,471,615

		530,197,479

	Canada—7.0%
2,056,632	Barrick Gold	98,181,196
908,209	Cenovus Energy	34,961,501

25

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Canada—Continued
784,457	Goldcorp Inc	$37,564,157
3,187,902	Ivanhoe Mines (1)	83,594,098
574,400	Pan American Silver	17,355,711
1,881,842	Potash Corp of Saskatchewan	108,790,447
268,612	Silver Wheaton	9,687,092
3,098,684	Suncor Energy	118,926,592

		509,060,794

	France—6.7%
54,554	Aeroports de Paris (2)	4,947,369
709,627	BNP Paribas (2)	45,880,657
484,261	CFAO SA (2)	20,709,091
645,935	Danone SA (2)	45,963,355
1,184,618	Essilor International (2)	94,934,990
448,955	Eutelsat Communications (2)	19,360,062
96,306	Iliad SA (2)(3)	12,340,192
11,000,229	L’ Occitane International (1)(2)(3)	30,231,733
444,578	LVMH (2)	81,147,309
123,829	PPR (2)	22,813,964
380,751	Schneider Electric (2)	54,872,010
739,894	SES SA FDR (2)	20,001,427
299,076	Technip SA (2)	32,601,511

		485,803,670

	Germany—6.1%
157,988	Allianz SE (2)	20,660,407
73,409	BMW AG (2)	7,360,939
151,503	Brenntag AG (2)	15,453,524
767,221	Daimler AG (2)	55,823,283
2,141,661	Fraport AG (2)(3)	171,681,747
1,024,159	Fresenius SE (2)	109,671,844
628,883	HeidelbergCement AG (2)	34,606,111
107,337	Henkel AG (2)	5,846,393
158,388	Siemens AG (2)	20,332,288

		441,436,536

	India—4.1%
4,415,766	Adani Enterprises (2)	58,772,773
2,480,970	HDFC Bank (2)	27,437,858
1,058,057	Housing Development Finance (2)	16,527,664
10,128,719	ITC Ltd (2)	47,745,388
1,843,122	JSW Steel (2)	32,184,277

26

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	India—Continued
655,392	Larsen & Toubro (2)	$25,474,225
1,317,308	Mahindra & Mahindra (2)	21,439,548
7,377,325	Mundra Port & Special Economic Zone (2)	23,694,960
1,020,525	Reliance Capital (2)	13,286,936
606,854	State Bank of India (2)	32,037,183

		298,600,812

	Switzerland—3.9%
530,932	Dufry Group (1)(2)	62,658,480
74,643	Flughafen Zuerich (2)	34,305,034
1,446,768	Nobel Biocare (1)(2)	27,643,783
89,448	Swatch Group (2)	48,288,389
446,224	Swiss Reinsurance (1)(2)	24,888,821
223,446	Syngenta AG (1)(2)	71,157,963
1,121,860	UBS AG (1)(2)	18,500,991

		287,443,461

	Hong Kong—3.7%
36,183,000	Hang Lung Properties (2)(3)	134,150,939
1,101,700	Hong Kong Exchanges & Clearing (2)(3)	22,691,824
16,876,000	Li & Fung (2)(3)	28,155,789
16,266,400	Sands China (1)(2)(3)	49,142,734
5,154,000	United Laboratories International (2)(3)	5,318,244
9,256,400	Wynn Macau (2)(3)	32,402,757

		271,862,287

	Australia—2.7%
7,205,315	Asciano Group (2)(3)	13,188,264
18,432,952	MAp Group (2)	66,140,491
2,675,599	Newcrest Mining (2)	116,074,908

		195,403,663

	South Korea—2.3%
2,417,119	Celltrion Inc (2)	109,979,956
272,452	Hyundai Motor (2)	60,614,909

		170,594,865

	Denmark—2.1%
467,973	Carlsberg AS-Class B (2)	46,015,109
877,998	Novo Nordisk-Class B (2)(3)	107,508,167

		153,523,276

27

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Italy—1.9%
1,808,430	Buzzi Unicem (1)(2)(3)	$21,147,306
3,877,980	Fiat SpA (1)(2)	51,211,734
1,221,467	Saipem SpA (2)	63,468,659

		135,827,699

	Romania—1.6%
16,323,191	BRD-Groupe Societe Generale (2)	75,990,316
292,709,699	OMV Petrom (2)	37,335,771

		113,326,087

	Ireland—1.5%
1,919,208	CRH PLC (2)	37,540,493
8,689,569	Dragon Oil (2)	75,137,351

		112,677,844

	Netherlands—1.4%
234,518	ASML Holding (2)	8,338,594
519,118	Heineken NV (2)	30,681,760
5,713,234	ING Groep Dutch Certificate (1)(2)	61,125,095

		100,145,449

	Sweden—1.2%
833,101	Atlas Copco-Class A (2)	19,542,535
869,614	Elekta AB-Class B (2)	39,873,193
1,802,082	Volvo AB-Class B (2)	28,908,210

		88,323,938

	Czech Republic—1.2%
389,095	Komercni Banka (2)	86,824,635

	Austria—1.1%
1,756,602	Erste Group Bank (2)	83,753,817

	Brazil—1.1%
2,793,944	All America Latina Logistica (Unit)	20,120,349
1,246,774	Diagnosticos da America	15,431,860
856,841	Embraer SA ADR (3)	25,293,946
2,270,664	Hypermarcas SA	17,403,192

		78,249,347

	Taiwan—0.8%
1,967,700	HTC Corp (2)	58,536,363

28

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Greece—0.6%
1,764,884	Coca-Cola Hellenic Bottling (1)(2)	$45,661,767

	Nigeria—0.6%
74,760,606	Nigerian Breweries	44,079,440

	South Africa—0.5%
2,188,640	Shoprite Holdings (2)(3)	33,914,301

	Finland—0.4%
704,577	Fortum Oyj (2)	18,600,052
832,492	Stora Enso-Class R (2)	7,140,929
404,872	UPM-Kymmene Oyj (2)	6,314,687

		32,055,668

	Israel—0.4%
576,337	Teva Pharmaceutical Industries Sponsored ADR	26,880,358

	Portugal—0.4%
1,313,791	Jeronimo Martins (2)	25,647,679

	Ukraine—0.3%
110,904,020	Raiffeisen Bank Aval (1)	4,083,930
38,541	Ukrnafta (4)	3,999,927
26,941	Ukrnafta Sponsored ADR (4)	16,776,217
13,114,606	Ukrsotsbank JSCB (1)	639,373

		25,499,447

	Mexico—0.2%
3,961,163	Grupo Financiero Banorte (3)	17,349,835

	Lebanon—0.2%
897,219	SOLIDERE Sponsored GDR (1)(3)(9)	15,198,890

	Norway—0.2%
21,166,112	Marine Harvest (2)	12,277,926

	TOTAL COMMON STOCKS (Cost $5,679,068,592)	6,844,433,384

EQUITY LINKED NOTES—2.2%
	Taiwan—1.1%
2,851,518	HTC Corp, Issued by Citigroup, Expires 01/20/2015 (9)	84,470,523

	India—0.9%
897,381	Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	27,174,222

29

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund II

Share	Fair
Amount	Description	Value
EQUITY LINKED NOTES—Continued
India—Continued
978,745	Larsen & Toubro, Issued by CLSA, Expires 04/11/2016 (9)	$38,222,733

65,396,955

Ireland—0.2%
2,667,674	Ryanair Holdings, Issued by Barclays Bank, Expires 02/08/2012 (9)	12,224,867

TOTAL EQUITY LINKED NOTES (Cost $100,374,030)	162,092,345

PREFERRED STOCKS—1.4%
Germany—1.3%
291,028	Henkel AG 1.580% (2)	19,652,627
379,012	Volkswagen AG 1.690% (2)	75,739,116

95,391,743

Russia—0.1%
2,521,889	TNK-BP Holding 14.410%	7,061,289

Philippines—0.0%
8,687,023	Ayala Land 0.000% (4)(12)	20,615

TOTAL PREFERRED STOCKS (Cost $59,474,264)	102,473,647

EXCHANGE-TRADED FUNDS—0.7%
Multinational—0.7%
480,200	Market Vectors Gold Miners ETF (3)	27,342,588
117,335	SPDR Gold Trust (1)	18,572,957

TOTAL EXCHANGE-TRADED FUNDS (Cost $40,469,472)	45,915,545

Share
Amount	Currency
INVESTMENT COLLATERAL FROM SECURITY LENDING—5.3%
United States—5.3%
387,771,680	USD	State Street Navigator Security Lending Prime Portfolio (Cost $387,771,680)	387,771,680

30

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio International Equity Fund II

Face			Fair
Value	Currency	Description	Value
REPURCHASE AGREEMENT—0.6%
		United States—0.6%
44,784,743	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/29/2011, due 08/01/2011, with a maturity value of $44,784,780 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.000%-2.375%, maturities ranging from 01/17/2012-06/30/2018, and an aggregate fair value of $45,681,900 (Cost $44,784,743)	$44,784,743

		TOTAL INVESTMENTS—104.2% (Cost $6,311,942,781)	7,587,471,344
		OTHER ASSETS AND LIABILITIES—(4.2)%	(302,774,840)

		TOTAL NET ASSETS—100.0%	$7,284,696,504

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $6,420,722,552.

31

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2011

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
09/21/11	Credit Suisse	EUR	107,577,318	154,410,193	153,765,162	$645,031
09/21/11	JPMorgan Chase Bank N.A.	JPY	6,953,457,782	90,136,751	86,679,852	3,456,899

Net unrealized appreciation on forward foreign exchange contracts to buy						$4,101,930

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
09/21/11	Credit Suisse	EUR	184,863,270	265,341,930	263,330,903	$(2,011,027)
09/21/11	Deutsche Bank AG London	EUR	120,340,612	172,729,880	170,850,338	(1,879,542)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(3,890,569)

Glossary of Currencies

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

32

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2011

Artio International Equity Fund II

At July 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Consumer Discretionary	17.4%	$1,265,667,345
Materials	15.0	1,089,765,469
Financials	14.8	1,078,598,966
Industrials	14.8	1,076,340,795
Energy	10.7	783,137,891
Health Care	10.0	730,527,722
Consumer Staples	9.1	663,548,358
Information Technology	4.4	318,355,954
Telecommunication Services	1.8	130,372,369
Utilities	0.3	18,600,052
Short-term Investments	5.9	432,556,423

Total Investments	104.2	7,587,471,344
Other Assets and Liabilities (Net)	(4.2)	(302,774,840)

Net Assets	100.0%	$7,284,696,504

33

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—32.0%†
		United States—32.0%
3,830,000	USD	Ally Master Owner Trust Series 2011-3, Class A1 0.817% due 05/15/2016 (5)(6)	$3,830,036

1,220,816	USD	Banc of America Alternative Loan Trust Series 2004-10, Class 2CB1 6.000% due 11/25/2034 (5)	1,259,673

		Banc of America Commercial Mortgage
3,150,000	USD	Series 2005-3, Class AM 4.727% due 07/10/2043 (5)	3,226,318
4,360,000	USD	Series 2006-3, Class AM 5.880% due 07/10/2044 (5)(6)	4,320,903
2,720,000	USD	Series 2006-1, Class AM 5.421% due 09/10/2045 (5)(6)	2,786,548
3,160,000	USD	Series 2006-4, Class AM 5.675% due 07/10/2046 (5)	3,149,132
7,270,000	USD	Series 2006-5, Class A4 5.414% due 09/10/2047 (5)	7,842,202

			21,325,103

1,137,599	USD	Banc of America Mortgage Securities Series 2004-7, Class 2A3 5.750% due 08/25/2034 (5)	1,156,294

2,737,835	USD	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-3, Class 4A 4.780% due 07/25/2034 (5)(6)	2,677,219

		Bear Stearns Commercial Mortgage Securities
126,421	USD	Series 2001-TOP4, Class A3 5.610% due 11/15/2033 (5)	126,292
3,205,000	USD	Series 2006-PW14, Class A4 5.201% due 12/11/2038 (5)	3,472,948
3,495,000	USD	Series 2005-PW10, Class AM 5.449% due 12/11/2040 (5)(6)	3,559,683
6,910,000	USD	Series 2005-PWR8, Class A4 4.674% due 06/11/2041 (5)	7,388,679
3,880,000	USD	Series 2006-PW13, Class AM 5.582% due 09/11/2041 (5)(6)	4,016,550
795,000	USD	Series 2006-T24, Class A4 5.537% due 10/12/2041 (5)	879,146

34

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Bear Stearns Commercial Mortgage Securities—Continued
5,480,000	USD	Series 2007-PW17, Class AM 5.915% due 06/11/2050 (5)(6)	$5,358,704

			24,802,002

		Citicorp Mortgage Securities
746,577	USD	Series 2005-1, Class 1A1 5.000% due 02/25/2035 (5)	749,672
2,727,254	USD	Series 2006-5, Class 1A2 6.000% due 10/25/2036 (5)	2,693,745
2,437,732	USD	Series 2006-6, Class A12 0.487% due 11/25/2036 (5)(6)	2,339,335

			5,782,752

		Citigroup Commercial Mortgage Trust
4,080,000	USD	Series 2007-C6, Class AM 5.698% due 12/10/2049 (5)(6)	4,079,798
7,085,000	USD	Series 2008-C7, Class A4 6.074% due 12/10/2049 (5)(6)	7,851,402

			11,931,200

		Citigroup Mortgage Loan Trust
5,250,012	USD	Series 2005-4, Class A 5.326% due 08/25/2035 (5)(6)	5,060,620
3,652,162	USD	Series 2005-11, Class A3 4.900% due 12/25/2035 (5)(6)	3,340,311

			8,400,931

5,630,000	USD	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322% due 12/11/2049 (5)	5,951,579

8,216,212	USD	CNH Equipment Trust Series 2009-B, Class A4 5.170% due 10/15/2014 (5)	8,445,651

		Commercial Mortgage Pass Through Certificates
2,395,149	USD	Series 2010-C1, Class A1 3.156% due 07/10/2046 (5)(9)	2,429,958

35

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Commercial Mortgage Pass Through Certificates—Continued
2,090,000	USD	Series 2007-C9, Class A4 5.815% due 12/10/2049 (5)(6)	$2,317,897

			4,747,855

		Countrywide Alternative Loan Trust
4,966,551	USD	Series 2004-2CB, Class 1A2 5.125% due 03/25/2034 (5)	5,053,979
1,343,682	USD	Series 2004-24CB, Class 1A1 6.000% due 11/25/2034 (5)	1,315,282
5,399,435	USD	Series 2004-28CB, Class 3A1 6.000% due 01/25/2035 (5)	5,191,405
4,251,810	USD	Series 2005-10CB, Class 1A6 5.500% due 05/25/2035 (5)	4,156,393
2,081,794	USD	Series 2005-21CB, Class A9 5.500% due 06/25/2035 (5)	1,991,772
4,625,624	USD	Series 2005-86CB, Class A8 5.500% due 02/25/2036 (5)	4,088,527

			21,797,358

2,150,768	USD	Countrywide Home Loans Series 2005-21, Class A2 5.500% due 10/25/2035 (5)	2,009,520

		Credit Suisse First Boston Mortgage Securities
4,724,218	USD	Series 2004-8, Class 5A1 6.000% due 11/25/2034 (5)	4,683,027
1,761,352	USD	Series 2005-9, Class 1A3 5.250% due 10/25/2035 (5)	1,659,627

			6,342,654

		Credit Suisse Mortgage Capital Certificates
5,610,000	USD	Series 2006-C4, Class A3 5.467% due 09/15/2039 (5)	6,048,943
6,900,000	USD	Series 2006-C5, Class A3 5.311% due 12/15/2039 (5)	7,404,237

			13,453,180

4,222,083	USD	DBUBS Mortgage Trust Series 2011-LC1A, Class A1 3.742% due 11/10/2046 (5)(9)	4,361,733

36

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		FDIC Structured Sale Guaranteed Notes
6,258,814	USD	Series 2010-C1, Class A 2.980% due 12/06/2020 (5)(9)	$6,439,718
2,346,558	USD	Series 2010-S1, Class 2A 3.250% due 04/25/2038 (5)(9)	2,435,130
5,119,952	USD	Series 2010-S2, Class 2A 2.570% due 07/29/2047 (5)(9)	4,966,353

			13,841,201

4,607,272	USD	FDIC Trust Series 2010-R1, Class A 2.184% due 05/25/2050 (5)	4,607,417

		First Horizon Asset Securities
4,792,000	USD	Series 2006-2, Class 1A7 6.000% due 08/25/2036 (5)	4,925,666
498,279	USD	Series 2006-3, Class 1A8 6.250% due 11/25/2036 (5)	494,470

			5,420,136

3,630,000	USD	Ford Credit Auto Owner Trust Series 2011-B, Class A2 0.680% due 01/15/2014 (5)	3,640,196

3,470,000	USD	Ford Credit Floorplan Master Owner Trust Series 2009-2, Class A 1.737% due 09/15/2014 (6)	3,514,768

		GE Capital Commercial Mortgage
4,241,026	USD	Series 2002-1A, Class A3 6.269% due 12/10/2035 (5)	4,309,470
1,400,970	USD	Series 2004-C3, Class A3 4.865% due 07/10/2039 (5)(6)	1,404,249

			5,713,719

2,600,000	USD	GE Capital Credit Card Master Note Trust Series 2011-1, Class A 0.737% due 01/17/2017 (5)(6)	2,614,856

3,440,000	USD	GE Dealer Floorplan Master Note Trust Series 2009-2A, Class A 1.737% due 10/20/2014 (5)(6)(9)	3,488,522

37

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
2,440,000	USD	GE Equipment Small Ticket Series 2011-1A, Class A3 1.450% due 01/21/2018 (5)(9)	$2,459,541

4,491,852	USD	GMAC Mortgage Corp Loan Trust Series 2005-AR5, Class 4A1 4.974% due 09/19/2035 (5)(6)	4,216,526

4,830,000	USD	Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444% due 03/10/2039 (5)	5,194,275

		GS Mortgage Securities
4,757,000	USD	Series 2006-GG8, Class A4 5.560% due 11/10/2039 (5)	5,190,474
5,318,994	USD	Series 2010-C2, Class A1 3.849% due 12/10/2043 (5)(9)	5,500,620
6,090,000	USD	Series 2011-GC3, Class A2 3.645% due 03/10/2044 (5)(9)	6,240,865

			16,931,959

		GSR Mortgage Loan Trust
2,141,256	USD	Series 2005-AR7, Class 6A1 5.170% due 11/25/2035 (5)(6)	2,103,065
1,307,696	USD	Series 2006-AR1, Class 3A1 5.046% due 01/25/2036 (5)(6)	1,148,335

			3,251,400

2,761,669	USD	Homebanc Mortgage Trust Series 2006-2, Class A1 0.367% due 12/25/2036 (5)(6)	1,891,010

7,140,000	USD	Hyundai Floorplan Master Owner Trust Series 2009-1A, Class A 1.437% due 11/17/2014 (5)(6)(9)	7,202,968

		Indymac INDA Mortgage Loan Trust
5,631,735	USD	Series 2005-AR2, Class 3A1 4.935% due 01/25/2036 (5)(6)	4,877,277
784,471	USD	Series 2006-AR1, Class A1 5.608% due 08/25/2036 (5)(6)	725,651

			5,602,928

38

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		JP Morgan Mortgage Trust
3,553,924	USD	Series 2005-A2, Class 3A2 4.757% due 04/25/2035 (5)(6)	$3,291,074
3,051,209	USD	Series 2007-A1, Class 2A2 3.079% due 07/25/2035 (5)(6)	2,696,570
1,925,000	USD	Series 2005-A5, Class 2A2 2.820% due 08/25/2035 (5)(6)	1,628,183
3,040,000	USD	Series 2005-A5, Class 1A2 5.195% due 08/25/2035 (5)(6)	2,747,120
4,426,469	USD	Series 2005-A6, Class 4A1 5.433% due 09/25/2035 (5)(6)	4,137,075
4,209,371	USD	Series 2005-A8, Class 1A1 5.395% due 11/25/2035 (5)(6)	3,894,186
4,639,909	USD	Series 2006-S1, Class 2A6 6.000% due 04/25/2036 (5)	4,353,438

			22,747,646

		JPMorgan Chase Commercial Mortgage Securities
1,920,000	USD	Series 2002-CIB4, Class A3 6.162% due 05/12/2034 (5)	1,949,224
5,590,000	USD	Series 2006-LDP8, Class AM 5.440% due 05/15/2045 (5)	5,624,110
5,970,000	USD	Series 2006-LDP9, Class A3 5.336% due 05/15/2047 (5)	6,387,668

			13,961,002

		LB-UBS Commercial Mortgage Trust
5,947,000	USD	Series 2002-C2, Class A4 5.594% due 06/15/2031 (5)	6,090,541
3,240,000	USD	Series 2006-C4, Class AM 5.890% due 06/15/2038 (5)(6)	3,348,717
9,410,000	USD	Series 2006-C7, Class A3 5.347% due 11/15/2038 (5)	10,148,501
6,220,000	USD	Series 2007-C1, Class A4 5.424% due 02/15/2040 (5)	6,732,725

			26,320,484

2,546,265	USD	MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 4A1 4.983% due 02/25/2036 (5)(6)	2,331,583

39

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
3,540,000	USD	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class AM 5.456% due 07/12/2046 (5)(6)	$3,516,737

		MLCC Mortgage Investors
2,920,446	USD	Series 2005-1, Class 2A2 2.138% due 04/25/2035 (5)(6)	2,680,784
3,817,272	USD	Series 2006-1, Class 2A1 2.042% due 02/25/2036 (5)(6)	3,503,248
2,836,511	USD	Series 2007-2, Class 2A1 5.694% due 06/25/2037 (5)(6)	2,494,913
2,496,225	USD	Series 2007-3, Class 2A2 5.822% due 09/25/2037 (5)(6)	2,169,213

			10,848,158

		Morgan Stanley Capital I
2,600,000	USD	Series 2006-T23, Class A4 5.821% due 08/12/2041 (5)(6)	2,922,038
4,890,000	USD	Series 2011-C1, Class A2 3.884% due 09/15/2047 (5)(9)	5,099,788

			8,021,826

405,031	USD	Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4 6.390% due 07/15/2033 (5)	404,892

4,070,000	USD	Navistar Financial Dealer Note Master Trust Series 2009-1, Class A 1.637% due 10/26/2015 (6)(9)	4,116,203

		NCUA Guaranteed Notes
1,972,726	USD	Series 2010-R2, Class 1A 0.555% due 11/06/2017 (5)(6)	1,973,968
6,584,989	USD	Series 2010-R3, Class 1A 0.745% due 12/08/2020 (5)(6)	6,636,418

			8,610,386

2,580,000	USD	OBP Depositor Trust Series 2010-OBP, Class A 4.646% due 07/15/2045 (9)	2,743,892

40

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
1,203,640	USD	Residential Funding Mortgage Securities I Series 2006-S12, Class 3A4 5.750% due 12/25/2036 (5)	$1,182,015

		SLM Student Loan Trust
5,884,476	USD	Series 2011-1, Class A1 0.707% due 03/25/2026 (5)(6)	5,896,243
7,733,414	USD	Series 2011-2, Class A1 0.787% due 11/25/2027 (5)(6)	7,731,736

			13,627,979

		Small Business Administration
4,654,675	USD	Series 2005-P10B, Class 1 4.940% due 08/10/2015 (5)	4,963,999
305,439	USD	Series 2006-P10A, Class 1 5.408% due 02/10/2016 (5)	332,672
3,622,818	USD	Series 2007-P10A, Class 1 5.459% due 02/10/2017 (5)	3,964,266

			9,260,937

5,320,000	USD	Structured Asset Securities Series 2004-18H, Class A5 4.750% due 10/25/2034 (5)	5,044,655

		Thornburg Mortgage Securities Trust
7,235,077	USD	Series 2007-4, Class 2A1 6.149% due 09/25/2037 (5)(6)	7,001,604
4,664,136	USD	Series 2007-4, Class 3A1 6.150% due 09/25/2037 (5)(6)	4,645,204

			11,646,808

5,855,000	USD	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class A3 5.978% due 08/15/2039 (5)(6)	6,383,738

2,450,000	USD	Vornado DP Series 2010-FX, Class A2 4.004% due 09/13/2028 (9)	2,429,542

4,065,131	USD	Wachovia Mortgage Loan Trust Series 2005-B, Class 3A1 5.134% due 10/20/2035 (5)(6)	3,520,172

41

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		WaMu Mortgage Pass Through Certificates
3,782,885	USD	Series 2005-AR3, Class A1 2.579% due 03/25/2035 (5)(6)	$3,424,440
7,430,000	USD	Series 2005-AR5, Class A5 2.573% due 05/25/2035 (5)(6)	6,636,008
11,840,000	USD	Series 2005-AR7, Class A3 2.604% due 08/25/2035 (5)(6)	10,370,705
5,595,000	USD	Series 2005-AR10, Class 1A2 2.755% due 09/25/2035 (5)(6)	4,852,756
2,364,227	USD	Series 2005-AR14, Class 1A1 2.664% due 12/25/2035 (5)(6)	2,273,449

			27,557,358

4,010,000	USD	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2 4.393% due 11/15/2043 (5)(9)	4,100,669

7,863,686	USD	Wells Fargo Mortgage Backed Securities Series 2005-AR15, Class 1A1 5.049% due 09/25/2035 (5)(6)	6,997,600

		Wells Fargo Mortgage Backed Securities Trust
5,002,485	USD	Series 2005-AR13, Class 4A1 5.313% due 05/25/2035 (5)(6)	4,793,066
2,107,459	USD	Series 2005-17, Class 1A1 5.500% due 01/25/2036 (5)	1,978,426
6,015,523	USD	Series 2006-AR6, Class 7A1 5.054% due 03/25/2036 (5)(6)	5,931,844
2,820,000	USD	Series 2006-10, Class A4 6.000% due 08/25/2036 (5)	2,758,224
2,602,143	USD	Series 2006-13, Class A8 6.000% due 10/25/2036 (5)	2,587,470
2,905,000	USD	Series 2006-19, Class A4 5.250% due 12/26/2036 (5)	2,682,551
7,090,280	USD	Series 2007-13, Class A1 6.000% due 09/25/2037 (5)	6,801,724
5,344,553	USD	Series 2007-14, Class 1A1 6.000% due 10/25/2037 (5)	5,344,633

			32,877,938

42

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
6,510,000	USD	Wells Fargo RBS Commercial Mortgage Trust Series 2011-C2, Class A2 3.791% due 02/15/2044 (5)(9)	$6,777,901

			472,896,283

		Russia—0.0%
397,918	USD	CityMortgage MBS Finance Series 2006-1A, Class AFL 1.786% due 09/10/2033 (5)(6)(9)	358,127

		TOTAL ASSET BACKED SECURITIES (Cost $461,277,183)	473,254,410

CORPORATE BONDS—25.0%
		United States—10.9%
5,450,000	USD	Abbott Laboratories 5.125% due 04/01/2019 (5)	6,182,137

3,610,000	USD	American Express Credit 2.750% due 09/15/2015	3,662,692

4,140,000	USD	American Water Capital 6.085% due 10/15/2017 (5)	4,866,938

		Anheuser-Busch Co
6,569,000	USD	5.500% due 01/15/2018 (5)	7,509,733
1,731,000	USD	4.500% due 04/01/2018 (5)	1,871,661

			9,381,394

1,320,000	USD	Archer-Daniels-Midland Co 8.375% due 04/15/2017	1,709,465

1,510,000	USD	Best Buy 3.750% due 03/15/2016 (5)	1,544,491

1,570,000	USD	Cadbury Schweppes Finance 5.125% due 10/01/2013 (5)(9)	1,700,425

4,400,000	USD	Celgene Corp 3.950% due 10/15/2020 (5)	4,424,116

4,335,000	USD	Cisco Systems 5.500% due 01/15/2040 (5)	4,585,628

		Comcast Corp
2,595,000	USD	5.875% due 02/15/2018 (5)	2,991,713

43

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
		Comcast Corp—Continued
3,830,000	USD	6.950% due 08/15/2037 (5)	$4,509,204

			7,500,917

		CSX Corp
3,150,000	USD	3.700% due 10/30/2020 (5)	3,147,908
3,409,000	USD	5.500% due 04/15/2041 (5)	3,540,407

			6,688,315

3,730,000	USD	Diageo Investment 8.000% due 09/15/2022	4,951,713

5,660,000	USD	Edison International 3.750% due 09/15/2017 (5)	5,811,575

3,130,000	USD	Eli Lilly 7.125% due 06/01/2025	4,075,711

3,080,000	USD	General Electric 5.250% due 12/06/2017	3,474,905

		General Electric Capital
1,400,000	USD	5.625% due 09/15/2017	1,577,005
5,170,000	USD	6.000% due 08/07/2019	5,854,591

			7,431,596

3,860,000	USD	Gilead Sciences 4.500% due 04/01/2021 (5)	4,035,900

5,110,000	USD	Harley-Davidson Financial Services 3.875% due 03/15/2016 (5)(9)	5,269,422

620,000	USD	Hess Corp 7.000% due 02/15/2014 (5)	709,376

3,170,000	USD	Juniper Networks 4.600% due 03/15/2021 (5)	3,357,344

7,370,000	USD	Merck & Co 3.875% due 01/15/2021 (5)	7,615,841

3,500,000	USD	Metropolitan Life Global Funding I 2.500% due 09/29/2015 (9)	3,553,567

		News America
4,230,000	USD	6.150% due 03/01/2037 (5)	4,261,336

44

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
		News America—Continued

2,280,000	USD	6.150% due 02/15/2041 (5)(9)	$2,282,408

			6,543,744

3,470,000	USD	Noble Holding International 6.050% due 03/01/2041 (5)	3,783,639

4,295,000	USD	Omnicom Group 4.450% due 08/15/2020 (5)	4,431,057

1,540,000	USD	PartnerRe Finance 6.875% due 06/01/2018 (5)	1,745,291

1,300,000	USD	Pharmacia Corp 6.500% due 12/01/2018 (5)	1,580,263

2,693,000	USD	Republic Services 5.500% due 09/15/2019 (5)	3,028,470

3,680,000	USD	Sempra Energy 6.500% due 06/01/2016 (5)	4,370,611

1,620,000	USD	Southern Cal Edison 3.875% due 06/01/2021 (5)	1,677,162

9,110,000	USD	Time Warner Cable 6.750% due 07/01/2018 (5)	10,865,133

3,320,000	USD	UnitedHealth Group 6.875% due 02/15/2038 (5)	4,032,017

1,441,000	USD	Valero Energy 6.625% due 06/15/2037 (5)	1,568,060

4,980,000	USD	Validus Holdings 8.875% due 01/26/2040 (5)	5,562,481

3,920,000	USD	Wal-Mart Stores 4.250% due 04/15/2021	4,200,570

2,680,000	USD	Williams Partners 4.125% due 11/15/2020 (5)	2,683,350

2,980,000	USD	Wyeth 5.950% due 04/01/2037 (5)	3,428,216

			162,033,532

45

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Canada—3.6%
6,280,000	USD	Bank of Nova Scotia 2.150% due 08/03/2016 (9)	$6,332,677

9,130,000	USD	Canadian Imperial Bank 2.750% due 01/27/2016 (9)	9,476,401

4,470,000	USD	CDP Financial 4.400% due 11/25/2019 (5)(9)	4,731,947

8,120,000	USD	Hydro Quebec 2.000% due 06/30/2016	8,198,196

2,648,000	USD	Potash Corp of Saskatchewan 6.500% due 05/15/2019	3,185,382

20,570,000	USD	Royal Bank of Canada 3.125% due 04/14/2015 (9)	21,717,312

			53,641,915

		Norway—2.6%
14,100,000	USD	Dnb Nor Boligkreditt 2.900% due 03/29/2016 (9)	14,552,455

11,450,000	USD	Nordea Eiendomskreditt 1.875% due 04/07/2014 (9)	11,663,577

8,980,000	USD	Sparebank 1 Boligkreditt 2.625% due 05/27/2016 (9)	9,127,407

3,820,000	USD	Statoil ASA 3.125% due 08/17/2017 (5)	4,031,406

			39,374,845

		United Kingdom—1.6%
1,470,000	USD	Anglo American Capital 9.375% due 04/08/2014 (5)(9)	1,763,706

5,020,000	USD	AstraZeneca PLC 5.900% due 09/15/2017 (5)	6,003,443

5,530,000	USD	Barclays Bank 2.500% due 09/21/2015 (9)	5,558,430

		Diageo Capital
490,000	USD	4.850% due 05/15/2018	536,360
1,670,000	USD	4.828% due 07/15/2020 (5)	1,809,999

			2,346,359

46

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United Kingdom—Continued

3,540,000	USD	Royal Bank Of Scotland 3.950% due 09/21/2015	$3,554,224

3,940,000	USD	Vodafone Group 4.375% due 03/16/2021 (5)	4,111,922

			23,338,084

		Netherlands—1.3%
3,870,000	USD	Koninklijke Philips Electronics 5.750% due 03/11/2018 (5)	4,438,867

1,780,000	USD	MDC-GMTN 3.750% due 04/20/2016 (9)	1,848,882

6,550,000	USD	Rabobank Nederland 2.125% due 10/13/2015	6,587,178

		Shell International Finance
4,230,000	USD	3.100% due 06/28/2015 (5)	4,518,296
1,700,000	USD	4.300% due 09/22/2019 (5)	1,845,907

			6,364,203

			19,239,130

		Australia—1.3%
4,030,000	USD	BHP Billiton Finance 7.250% due 03/01/2016	4,938,563

5,190,000	USD	National Australia Bank 4.375% due 12/10/2020 (9)	5,208,347

8,380,000	USD	Westpac Banking 3.000% due 08/04/2015	8,592,425

			18,739,335

		Supranational—1.2%
6,770,000	AUD	Asian Development Bank 5.500% due 02/15/2016	7,547,854

8,860,000	AUD	International Bank for Reconstruction & Development 5.750% due 10/21/2019	9,852,350

			17,400,204

		France—0.8%
5,380,000	USD	BNP Paribas Home Loan Covered Bonds 2.200% due 11/02/2015 (9)	5,340,150

47

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		France—Continued
6,040,000	USD	Sanofi Aventis 4.000% due 03/29/2021 (5)	$6,296,489

			11,636,639

		Brazil—0.5%
7,140,000	USD	Petrobras International Finance 5.875% due 03/01/2018 (5)	7,985,347

		Ireland—0.4%
5,500,000	USD	Iberdrola Finance 3.800% due 09/11/2014 (5)(9)	5,608,933

		Germany—0.4%
4,920,000	USD	Deutsche Telekom International Finance 4.875% due 07/08/2014 (5)	5,384,640

		Switzerland—0.2%
3,370,000	USD	Credit Suisse Guernsey 2.600% due 05/27/2016 (9)	3,408,425

		United Arab Emirates—0.2%
2,800,000	USD	IPIC GMTN 5.000% due 11/15/2020 (9)	2,835,000

		TOTAL CORPORATE BONDS (Cost $354,464,440)	370,626,029

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—21.3%
		Federal Home Loan Mortgage Corporation
26,225,786	USD	6.500% due 05/01/2022-12/01/2038	29,432,975
770,932	USD	2.694% due 09/01/2035 (6)	808,443

			30,241,418

20,960,000	USD	Federal Home Loan Mortgage Corporation TBA 4.500% due 08/01/2041	21,857,350

		Federal National Mortgage Association Corporation
1,569,229	USD	2.515% due 11/01/2035 (6)	1,653,249
849,211	USD	3.586% due 02/01/2036 (6)	896,003
2,186,011	USD	5.553% due 06/01/2037 (6)	2,323,936
12,390,708	USD	6.000% due 06/01/2037-02/01/2038	13,667,461

			18,540,649

48

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
		Federal National Mortgage Association Corporation TBA
27,220,000	USD	4.000% due 08/01/2026-08/01/2041	$28,111,526
43,310,000	USD	4.500% due 08/01/2041	45,218,347

			73,329,873

10,616,129	USD	Government National Mortgage Association 6.000% due 04/15/2037-09/15/2038	11,936,384

13,200,000	USD	Government National Mortgage Association TBA 4.500% due 08/01/2041	14,070,375

		U.S. Treasury Bonds
3,730,000	USD	5.250% due 02/15/2029	4,475,418
14,550,000	USD	4.250% due 11/15/2040	14,836,460
20,630,000	USD	4.750% due 02/15/2041	22,854,182

			42,166,060

		U.S. Treasury Inflation Indexed Bonds (TIPS)
21,668,354	USD	1.125% due 01/15/2021	23,362,884
7,385,045	USD	2.125% due 02/15/2040	8,706,273

			32,069,157

		U.S. Treasury Notes
9,750,000	USD	0.750% due 06/15/2014	9,813,229
3,679,000	USD	0.625% due 07/15/2014	3,687,631
23,370,000	USD	2.000% due 04/30/2016	24,173,367
11,405,000	USD	1.500% due 06/30/2016	11,494,153
3,860,000	USD	2.875% due 03/31/2018	4,076,523
18,140,000	USD	3.125% due 05/15/2021	18,638,777

			71,883,680

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $306,113,471)	316,094,946

FOREIGN GOVERNMENT AND AGENCY BONDS—20.4%
		Brazil—5.3%
121,986,000	BRL	Brazil Notas do Tesouro Nacional, Series F 10.000% due 01/01/2012	77,844,373

		Mexico—5.1%
694,000,000	MXN	Mexican Bonos 10.000% due 12/05/2024	75,264,053

49

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT AND AGENCY BONDS—Continued
		Canada—3.5%
		Canada Housing Trust
6,760,000	CAD	2.750% due 06/15/2016	$7,244,156
12,850,000	CAD	3.800% due 06/15/2021 (9)	14,189,940

			21,434,096

		Canadian Government Bond
8,700,000	CAD	2.000% due 06/01/2016	9,109,117
20,000,000	CAD	3.250% due 06/01/2021	21,764,613

			30,873,730

			52,307,826

		Australia—2.7%
19,740,000	AUD	Australia Government Bond 5.750% due 05/15/2021	23,275,920

13,920,000	AUD	New South Wales Treasury 6.000% due 02/01/2018	15,954,058

			39,229,978

		Poland—2.2%
88,078,000	PLN	Poland Government Bond 6.250% due 10/24/2015	32,990,535

		New Zealand—1.0%
16,020,000	NZD	New Zealand Government Bond 6.000% due 12/15/2017	15,182,495

		Qatar—0.6%
8,070,000	USD	State of Qatar 4.000% due 01/20/2015 (5)(9)	8,594,550

		TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS (Cost $279,110,540)	301,413,810

MUNICIPAL OBLIGATIONS—1.2%
		United States—1.2%
4,085,000	USD	Commonwealth of Massachusetts, General Obligation 4.200% due 12/01/2021	4,298,278

2,760,000	USD	East Bay Municipal Utility District, Revenue Bonds 5.874% due 06/01/2040	3,075,413

50

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
MUNICIPAL OBLIGATIONS—Continued
		United States—Continued
4,280,000	USD	State of Connecticut, General Obligation Unlimited 5.850% due 03/15/2032	$4,720,626

5,060,000	USD	State of Washington, General Obligation Unlimited 5.090% due 08/01/2033	5,163,932

		TOTAL MUNICIPAL OBLIGATIONS (Cost $16,123,613)	17,258,249

REPURCHASE AGREEMENT—7.3%
		United States—7.3%
108,001,965	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/29/2011, due 08/01/2011, with a maturity value of $108,002,055 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.000%-2.000%, maturities ranging from 12/29/2011-08/25/2016, and an aggregate fair value of $110,166,694. (Cost $108,001,965)	108,001,965

		TOTAL INVESTMENTS—107.2% (Cost $1,525,091,212)	1,586,649,409
		OTHER ASSETS AND LIABILITIES—(7.2)%	(106,735,383)

		TOTAL NET ASSETS—100.0%	$1,479,914,026

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $1,525,602,457.

51

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
08/17/11	Westpac Banking	AUD	174,325	191,176	186,875	$4,301
09/07/11	Westpac Banking	AUD	16,094,522	17,603,729	17,375,646	228,083
08/02/11	Credit Suisse	BRL	64,680,000	41,706,161	41,560,110	146,051
08/02/11	Deutsche Bank AG London	BRL	22,830,000	14,720,959	14,569,240	151,719
08/02/11	JPMorgan Chase Bank N.A.	BRL	87,510,000	56,427,120	55,847,139	579,981
10/12/11	Deutsche Bank AG London	KZT	2,217,390,000	15,155,449	15,198,013	(42,564)
09/20/11	Westpac Banking	NZD	1,625,396	1,423,666	1,325,673	97,993

Net unrealized appreciation on forward foreign exchange contracts to buy						$1,165,564

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
08/17/11	Credit Suisse	AUD	7,160,430	7,852,589	7,476,348	$(376,241)
08/17/11	Deutsche Bank AG London	AUD	14,296,629	15,678,606	15,117,740	(560,866)
08/17/11	Westpac Banking	AUD	6,500,000	7,128,319	6,837,350	(290,969)
09/07/11	Westpac Banking	AUD	37,296,361	40,793,695	39,433,569	(1,360,126)
08/02/11	Credit Suisse	BRL	64,680,000	41,706,161	40,942,197	(763,964)
08/02/11	Deutsche Bank AG London	BRL	22,830,000	14,720,960	14,399,243	(321,717)
08/02/11	JPMorgan Chase Bank N.A.	BRL	87,510,000	56,427,120	55,977,540	(449,580)
09/02/11	Deutsche Bank AG London	BRL	22,830,000	14,603,723	14,478,691	(125,032)
09/02/11	JPMorgan Chase Bank N.A.	BRL	87,510,000	55,977,739	55,481,035	(496,704)
08/18/11	JPMorgan Chase Bank N.A.	CAD	11,799,686	12,345,538	12,400,772	55,234
10/21/11	Deutsche Bank AG London	CAD	31,314,258	32,715,666	32,924,317	208,651

52

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
08/15/11	JPMorgan Chase Bank N.A.	MXN	152,960,000	13,016,379	12,992,805	$(23,574)
08/22/11	Deutsche Bank AG London	MXN	88,146,881	7,496,176	7,505,375	9,199
08/22/11	JPMorgan Chase Bank N.A.	MXN	248,317,820	21,117,413	21,156,479	39,066
08/31/11	Credit Suisse	MXN	165,660,000	14,076,394	14,190,144	113,750
08/31/11	Deutsche Bank AG London	MXN	165,660,000	14,076,394	14,180,791	104,397
09/14/11	Deutsche Bank AG London	NZD	3,464,658	3,036,028	2,772,176	(263,852)
09/20/11	Deutsche Bank AG London	NZD	3,485,101	3,052,560	2,765,777	(286,783)
09/20/11	Westpac Banking	NZD	11,622,896	10,180,360	9,381,267	(799,093)
08/16/11	JPMorgan Chase Bank N.A.	PLN	90,294,098	32,404,014	31,226,885	(1,177,129)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(6,765,333)

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
USD	— United States Dollar

53

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2011

Artio Total Return Bond Fund

At July 31, 2011, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
Asset Backed Securities	32.0%	$473,254,410
Corporate Bonds	25.0	370,626,029
U.S. Government and Agency Obligations	21.3	316,094,946
Foreign Government and Agency Bonds	20.4	301,413,810
Municipal Obligations	1.2	17,258,249
Short-term Investment	7.3	108,001,965

Total Investments	107.2	1,586,649,409
Other Assets and Liabilities (Net)	(7.2)	(106,735,383)

Net Assets	100.0%	$1,479,914,026

54

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—70.0%†
		United States—47.4%
11,285,000	USD	ABN Amro NA 6.523% due 12/29/2049 (5)(6)(9)	$10,438,625

25,020,000	USD	Academy Ltd/Academy Finance 9.250% due 08/01/2019 (5)(9)	25,520,400

23,790,000	USD	AES Corp 8.000% due 06/01/2020 (5)	25,812,150

5,530,000	USD	Alere Inc 9.000% due 05/15/2016 (5)	5,785,763

14,440,000	USD	Ally Financial 8.000% due 03/15/2020	15,504,950

15,245,000	USD	American Achievement 10.875% due 04/15/2016 (5)(9)	13,568,050

18,314,000	USD	American Rock Salt 8.250% due 05/01/2018 (5)(9)	18,314,000

40,240,000	USD	ATP Oil & Gas 11.875% due 05/01/2015 (5)	41,246,000

6,600,000	GBP	BAC Capital Trust VII 5.250% due 08/10/2035 (5)	8,341,855

3,760,000	USD	Bank of America 8.000% due 12/29/2049 (5)(6)	3,877,331

36,260,000	USD	Burlington Coat Factory 10.000% due 02/15/2019 (5)(9)	36,531,950

		Calpine Corp
8,910,000	USD	7.875% due 07/31/2020 (5)(9)	9,444,600
15,340,000	USD	7.500% due 02/15/2021 (5)(9)	15,953,600

			25,398,200

5,091,000	USD	Capital One Capital III 7.686% due 08/15/2036 (5)	5,224,639

		Casella Waste Systems
5,780,000	USD	11.000% due 07/15/2014 (5)	6,444,700
1,580,000	USD	7.750% due 02/15/2019 (5)(9)	1,572,100

			8,016,800

10,110,000	USD	Cengage Learning Acquisitions 10.500% due 01/15/2015 (5)(9)	8,694,600

55

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
10,910,000	USD	Chrysler Group 8.000% due 06/15/2019 (5)(9)	$10,609,975

		Cincinnati Bell
10,090,000	USD	8.250% due 10/15/2017 (5)	10,291,800
25,295,000	USD	8.375% due 10/15/2020 (5)	25,611,187

			35,902,987

36,045,000	USD	Clayton Williams Energy 7.750% due 04/01/2019 (5)(9)	35,233,987

42,437,000	USD	Clear Channel Worldwide, Series B 9.250% due 12/15/2017 (5)	46,574,607

		Clearwire Communications/Finance
1,840,000	USD	12.000% due 12/01/2015 (5)(9)	1,888,300
26,605,000	USD	12.000% due 12/01/2017 (5)(9)	26,638,256

			28,526,556

		Cloud Peak Energy Resources
21,195,000	USD	8.250% due 12/15/2017 (5)	22,784,625
10,845,000	USD	8.500% due 12/15/2019 (5)	11,780,381

			34,565,006

14,975,000	USD	DineEquity Inc 9.500% due 10/30/2018 (5)	16,528,656

1,500,000	USD	DPH Holdings 6.550% due 06/15/2006 (4)(5)(7)	32,813

12,755,000	USD	Dresdner Funding Trust I 8.151% due 06/30/2031 (5)(9)	11,734,600

		Dynegy Holdings
8,575,000	USD	7.500% due 06/01/2015	6,178,300
3,160,000	USD	8.375% due 05/01/2016	2,275,200
9,605,000	USD	7.750% due 06/01/2019	6,579,425

			15,032,925

4,995,000	USD	Eagle Parent 8.625% due 05/01/2019 (5)(9)	4,820,175

		EH Holding
3,335,000	USD	6.500% due 06/15/2019 (5)(9)	3,447,556
670,000	USD	7.625% due 06/15/2021 (5)(9)	693,450

			4,141,006

56

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
		El Paso
4,000,000	USD	8.050% due 10/15/2030	$4,860,236
19,119,000	USD	7.800% due 08/01/2031 (5)	22,774,113

			27,634,349

14,355,000	USD	Energy Future Holdings 10.000% due 01/15/2020 (5)(6)	15,146,592

11,365,000	USD	Entravision Communications 8.750% due 08/01/2017 (5)	11,933,250

23,785,000	USD	Euramax International 9.500% due 04/01/2016 (5)(9)	22,238,975

15,155,000	USD	Evertec Inc 11.000% due 10/01/2018 (5)(9)	16,102,188

		First Data
15,810,000	USD	8.250% due 01/15/2021 (5)(9)	15,572,850
35,870,000	USD	8.750% due 01/15/2022 (5)(9)	35,331,950

			50,904,800

		Ford Motor Credit
6,870,000	USD	7.000% due 04/15/2015	7,539,825
3,200,000	USD	8.000% due 12/15/2016	3,673,056
17,145,000	USD	8.125% due 01/15/2020	20,405,688

			31,618,569

		Frontier Communications
14,400,000	USD	8.750% due 04/15/2022 (5)	15,876,000
20,275,000	USD	9.000% due 08/15/2031 (5)	21,060,656

			36,936,656

		General Motors (Escrow Shares)
2,240,000	USD	7.125% due 07/15/2013 (4)	58,800
35,495,000	USD	8.250% due 07/15/2023 (4)	931,744
2,485,000	USD	8.100% due 06/15/2024 (4)	65,231
3,460,000	USD	7.375% due 05/23/2048 (4)	90,825
7,200,000	USD	8.800% due 03/01/2049 (4)	189,000
3,550,000	USD	8.375% due 07/15/2049 (4)	93,188

			1,428,788

11,160,000	USD	Great Atlantic & Pacific Tea 11.375% due 08/01/2015 (5)(7)(9)	11,829,600

57

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
15,180,000	USD	HCA Holdings 7.750% due 05/15/2021 (5)(9)	$15,521,550

2,864,000	USD	HCA Inc 7.190% due 11/15/2015 (5)	2,899,800

5,330,000	USD	Headwaters Inc 7.625% due 04/01/2019 (5)	5,090,150

24,315,000	USD	HOA Restaurant 11.250% due 04/01/2017 (5)(9)	24,801,300

23,890,000	USD	IMS Health 12.500% due 03/01/2018 (5)(9)	28,548,550

21,120,000	USD	INC Research 11.500% due 07/15/2019 (5)(9)	21,225,600

10,625,000	USD	ING Capital 3.846% due 12/29/2049 (5)(6)	9,986,246

14,230,000	USD	Interactive Data 10.250% due 08/01/2018 (5)	15,937,600

5,715,000	USD	Inverness Medical Innovations 7.875% due 02/01/2016 (5)	5,872,163

32,731,000	USD	K Hovnanian Enterprises 10.625% due 10/15/2016 (5)	30,521,657

16,645,000	USD	KB Home 9.100% due 09/15/2017 (5)	16,645,000

14,320,000	USD	Landry’s Restaurant 11.625% due 12/01/2015 (5)	15,716,200

10,870,000	USD	Lawson Software 11.500% due 07/15/2018 (5)(9)	10,706,950

		Level 3 Financing
45,691,000	USD	10.000% due 02/01/2018 (5)	49,460,507
3,300,000	USD	9.375% due 04/01/2019 (5)(9)	3,460,875

			52,921,382

25,265,000	USD	MacDermid Inc 9.500% due 04/15/2017 (5)(9)	26,717,737

26,240,000	USD	Marquette Transportation 10.875% due 01/15/2017 (5)	26,240,000

58

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
15,145,000	USD	Merge Healthcare 11.750% due 05/01/2015 (5)	$16,356,600

9,855,000	USD	Meritage Homes 7.731% due 04/30/2017 (5)(9)	9,239,063

		Mirant Americas Generation
3,555,000	USD	8.500% due 10/01/2021 (5)	3,643,875
35,242,650	USD	9.125% due 05/01/2031 (5)	35,418,863

			39,062,738

		Momentive Performance
8,715,000	USD	9.000% due 01/15/2021 (5)	9,020,025
15,585,000	EUR	9.500% due 01/15/2021 (5)	23,065,898

			32,085,923

3,025,000	USD	Montana Re 10.002% due 12/07/2012 (4)(6)(9)	2,913,075

21,060,000	USD	Needle Merger 8.125% due 03/15/2019 (5)(9)	21,375,900

		New Albertsons
9,592,000	USD	7.750% due 06/15/2026	8,416,980
4,420,000	USD	6.625% due 06/01/2028	3,425,500
19,080,000	USD	7.450% due 08/01/2029 (5)	15,931,800
9,540,000	USD	8.700% due 05/01/2030 (5)	8,919,900

			36,694,180

31,770,000	USD	PAETEC Holding 9.875% due 12/01/2018 (5)	34,232,175

34,940,000	USD	Palace Entertainment Holdings 8.875% due 04/15/2017 (5)(9)	35,769,825

21,125,000	USD	Plains Exploration & Production 8.625% due 10/15/2019 (5)	23,607,187

20,845,000	USD	PNC Preferred Funding Trust I 6.517% due 03/29/2049 (5)(6)(9)	17,644,813

12,370,000	USD	Residential Re 2011 8.780% due 06/06/2015 (6)(9)	12,475,145

		Reynolds Group Issuer
28,755,000	USD	9.000% due 04/15/2019 (5)(9)	28,755,000

59

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
		Reynolds Group Issuer—Continued
1,765,000	USD	9.875% due 08/15/2019 (5)(9)	$1,784,856

			30,539,856

		Rite Aid
7,310,000	USD	10.375% due 07/15/2016 (5)	7,894,800
38,625,000	USD	10.250% due 10/15/2019 (5)	43,066,875

			50,961,675

		SandRidge Energy
9,092,000	USD	8.750% due 01/15/2020 (5)	10,023,930
24,756,250	USD	7.500% due 03/15/2021 (5)(9)	26,025,008

			36,048,938

3,100,000	USD	Stanadyne Corp, Series 1 10.000% due 08/15/2014 (4)(5)	3,169,750

		Standard Pacific
26,081,000	USD	10.750% due 09/15/2016 (5)	29,862,745
18,035,000	USD	8.375% due 01/15/2021 (5)	18,080,088

			47,942,833

14,115,000	USD	Successor X 9.415% due 02/25/2014 (4)(6)(9)	13,798,824

16,995,000	USD	Swift Services Holdings 10.000% due 11/15/2018 (5)	18,375,844

23,535,000	USD	Toys R Us Property 10.750% due 07/15/2017 (5)	26,594,550

		Universal Hospital Services
22,418,000	USD	3.778% due 06/01/2015 (5)(6)	21,297,100
860,000	USD	8.500% due 06/01/2015 (5)	892,250

			22,189,350

28,430,000	USD	Vanguard Health 8.000% due 02/01/2018 (5)	29,282,900

17,210,000	USD	Venoco Inc 8.875% due 02/15/2019 (5)	17,898,400

5,500,000	USD	Verso Paper, Series B 4.023% due 08/01/2014 (5)(6)	5,115,000

60

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
12,365,000	USD	Visant Corp 10.000% due 10/01/2017 (5)	$12,844,144

15,540,000	USD	Visteon Corp 6.750% due 04/15/2019 (5)(9)	15,306,900

4,650,000	USD	Wells Fargo Capital XIII, Multi-Coupon 7.700% due 12/29/2049 (5)(6)	4,818,563

11,650,000	USD	Windstream Corp 7.500% due 04/01/2023 (5)	11,897,563

29,790,000	USD	Wyle Services 10.500% due 04/01/2018 (5)(9)	31,987,012

34,110,000	USD	YCC Holdings/Yankee Finance 10.250% due 02/15/2016 (5)(9)	34,621,650

			1,725,954,634

		United Kingdom—6.0%
4,126,000	USD	Barclays Bank 5.926% due 09/29/2049 (5)(6)(9)	3,692,770

6,870,000	USD	Barclays Bank, Series 1 6.278% due 12/29/2049 (5)(6)	5,918,938

17,240,000	GBP	Boparan Holdings 9.875% due 04/30/2018 (5)(9)	26,034,730

29,970,000	EUR	Channel Link Enterprises 3.002% due 06/30/2012 (6)	39,406,457

21,533,720	GBP	Countrywide Holdings 10.000% due 05/08/2018	35,346,551

19,255,000	USD	HBOS Capital Funding 6.071% due 06/29/2049 (5)(6)(9)	15,981,650

37,205,000	USD	Intelsat Jackson Holdings 7.250% due 04/01/2019 (5)(9)	37,763,075

7,250,000	USD	Intelsat Luxembourg 11.250% due 02/04/2017 (5)	7,775,625

1,520,000	EUR	LBG Capital No. 1 6.439% due 05/23/2020	1,845,553

5,020,000	EUR	LBG Capital No. 2 6.385% due 05/12/2020	6,131,249

61

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United Kingdom—Continued
8,685,000	GBP	Lloyds TSB Bank 13.000% due 01/29/2049 (5)(7)	$18,033,845

		Punch Taverns Finance
8,285,000	GBP	5.943% due 12/30/2024	10,973,661
6,180,639	GBP	4.767% due 06/30/2033 (5)	8,357,570

			19,331,231

			217,261,674

		Canada—5.1%
		Air Canada
22,555,088	USD	9.250% due 08/01/2015 (5)(9)	23,288,128
29,347,642	USD	12.000% due 02/01/2016 (5)(9)	30,228,071

			53,516,199

		Bombardier Inc
5,100,000	USD	7.500% due 03/15/2018 (5)(9)	5,737,500
6,315,000	USD	7.750% due 03/15/2020 (5)(9)	7,135,950
6,020,000	EUR	6.125% due 05/15/2021 (5)	8,585,258
3,225,000	USD	7.450% due 05/01/2034 (5)(9)	3,354,000

			24,812,708

12,010,000	USD	Garda World Security 9.750% due 03/15/2017 (5)(9)	12,730,600

		Nortel Networks
10,970,000	USD	Zero Coupon due 07/15/2011 (7)	11,655,625
5,730,000	USD	10.750% due 07/15/2016 (5)(7)	6,510,713

			18,166,338

14,692,000	USD	Patheon Inc 8.625% due 04/15/2017 (5)(9)	14,819,820

12,950,000	USD	Reliance Intermediate 9.500% due 12/15/2019 (5)(9)	14,309,750

14,672,000	USD	Telesat Canada 12.500% due 11/01/2017 (5)	17,294,620

28,480,000	USD	Trinidad Drilling 7.875% due 01/15/2019 (5)(9)	30,046,400

			185,696,435

62

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Ireland—1.5%
		Ardagh Glass Finance
13,035,000	EUR	7.125% due 06/15/2017 (5)	$17,325,234
855,000	EUR	8.750% due 02/01/2020 (5)(9)	1,210,121

			18,535,355

735,000	USD	Ardagh Packaging Finance 7.375% due 10/15/2017 (5)(9)	762,562

24,215,000	EUR	Inaer Aviation Finance 9.500% due 08/01/2017 (5)	34,446,571

			53,744,488

		Australia—1.4%
12,835,000	USD	Mirabela Nickel 8.750% due 04/15/2018 (5)(9)	12,995,437

33,882,287	AUD	Seven Media Group 11.550% due 12/30/2013 (4)(6)(9)	37,595,328

			50,590,765

		Germany—1.3%
		OXEA Finance
679,250	EUR	9.625% due 07/15/2017 (5)	1,039,455
9,253,000	EUR	9.625% due 07/15/2017 (5)(9)	14,159,845

			15,199,300

22,140,000	EUR	UPC Germany GmbH 8.125% due 12/01/2017 (5)(9)	33,324,065

			48,523,365

		Italy—1.1%
		Wind Acquisition Finance
2,650,000	EUR	11.750% due 07/15/2017 (5)(9)	4,217,120
6,300,000	USD	11.750% due 07/15/2017 (5)(9)	7,016,625
4,635,000	EUR	11.750% due 07/15/2017 (5)	7,375,981

			18,609,726

		Wind Acquisition Holdings Finance
3,317,990	EUR	12.250% due 07/15/2017 (5)(9)	5,327,812
9,517,340	EUR	12.250% due 07/15/2017 (5)	15,282,326

			20,610,138

			39,219,864

63

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		France—1.0%
7,830,000	EUR	Groupe BPCE 5.250% due 07/29/2049 (5)(6)	$9,900,811

		Labco SAS
8,265,000	EUR	8.500% due 01/15/2018 (5)	11,727,523
11,160,000	EUR	8.500% due 01/15/2018 (5)(9)	15,835,348

			27,562,871

			37,463,682

		Netherlands—1.0%
		DTEK Finance
6,255,000	USD	9.500% due 04/28/2015	6,599,025
10,985,000	USD	9.500% due 04/28/2015 (9)	11,589,175

			18,188,200

17,040,000	USD	Metinvest BV 8.750% due 02/14/2018 (9)	17,743,752

			35,931,952

		Czech Republic—0.9%
21,130,000	EUR	CET 21 SPOL 9.000% due 11/01/2017 (5)(9)	32,031,574

		China—0.6%
13,955,000	USD	MIE Holdings 9.750% due 05/12/2016 (5)(9)	13,902,669

8,320,000	USD	Winsway Coking Coal Holdings 8.500% due 04/08/2016 (5)(9)	7,862,400

			21,765,069

		Indonesia—0.6%
4,045,000	USD	Berau Capital Resources, Series 1 12.500% due 07/08/2015 (5)(9)	4,762,987

18,178,875	USD	GT 2005 Bonds, Multi-Coupon 6.000% due 07/21/2014 (5)(6)(8)	16,906,354

			21,669,341

		Cyprus—0.5%
17,935,000	USD	Mriya Agro Holding 10.950% due 03/30/2016 (5)(9)	18,383,949

64

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Russia—0.5%
14,745,000	USD	Evraz Group 9.500% due 04/24/2018 (5)	$17,030,475

		Mexico—0.4%
1,965,000	USD	MultiCat Mexico 2009, Series B 10.250% due 10/19/2012 (4)(6)(9)	2,042,421

1,965,000	USD	MultiCat Mexico 2009, Series C 10.250% due 10/19/2012 (4)(6)(9)	2,039,277

		Satmex Escrow SA de CV
9,800,000	USD	9.500% due 05/15/2017 (5)(9)	10,094,000
2,735,000	USD	9.500% due 05/15/2017 (5)	2,817,050

			12,911,050

			16,992,748

		Belgium—0.3%
8,785,000	EUR	Ontex IV 7.500% due 04/15/2018 (5)(9)	12,149,792

		Spain—0.2%
10,515,000	USD	BBVA International Preferred Unipersonal 5.919% due 12/29/2049 (5)(6)	8,632,216

		Brazil—0.1%
4,025,000	USD	Banco Cruzeiro do Sul 8.250% due 01/20/2016 (9)	3,994,813

		Switzerland—0.1%
2,785,000	EUR	UBS AG 4.280% due 04/29/2049 (5)(6)	3,513,549

		Sweden—0.0%
65,000	EUR	TVN Finance 10.750% due 11/15/2017 (5)	105,073

		TOTAL CORPORATE BONDS (Cost $2,448,812,964)	2,550,655,458

BANK LOANS—18.5%
		United States—14.3%
		Asurion Corp
4,095,000	USD	5.500% due 05/24/2018 (6)	4,069,390

65

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
BANK LOANS—Continued
		United States—Continued
		Asurion Corp—Continued
21,130,000	USD	9.000% due 05/24/2019 (6)	$21,317,824

			25,387,214

10,175,000	USD	BCBG Maxazria 9.690% due 05/19/2015 (6)	9,818,875

24,879,961	USD	Cengage Learning 2.500% due 07/03/2014 (6)	21,807,286

36,860,000	USD	Chrysler Group 6.000% due 05/24/2017 (6)	35,950,037

		Coinmach Corp
4,899,498	USD	3.220% due 11/14/2014 (6)	4,703,518
38,690,880	USD	3.249% due 11/20/2014 (6)	37,143,244

			41,846,762

3,472,368	USD	Delphi Corp 3.500% due 03/31/2017 (6)	3,490,029

10,208,700	USD	Fibertech Networks 6.750% due 11/30/2016 (6)	10,349,070

35,328,913	USD	Global Brass & Copper 10.250% due 07/29/2015 (4)(6)	36,388,780

1,670,000	USD	Great Atlantic & Pacific Tea 8.750% due 06/15/2012 (6)	1,690,875

18,055,159	USD	Hercules Offshore 7.500% due 07/11/2013 (6)	18,063,934

6,031,461	USD	High Plains Broadcasting 9.000% due 09/14/2016 (6)	6,066,643

9,385,000	USD	Immucor Zero Coupon due 07/18/2012 (6)	9,385,000

21,840,000	USD	Mobilitie Investments II 5.500% due 06/15/2017 (6)	21,867,300

29,355,000	USD	N.E.W. Holdings I LLC 9.500% due 03/22/2017 (6)	30,602,587

11,135,000	USD	Neiman Marcus Group 4.750% due 05/16/2018 (6)	11,006,925

66

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
BANK LOANS—Continued
		United States—Continued
22,066,036	USD	Newport Television 9.000% due 09/14/2016 (6)	$22,194,747

		OM Group
6,500,000	USD	Zero Coupon due 07/28/2017 (6)	6,500,000
5,500,000	EUR	Zero Coupon due 07/28/2017 (6)	7,823,917

			14,323,917

16,358,035	USD	Spectrum Brands 5.000% due 06/17/2016 (6)	16,485,039

25,760,000	EUR	Terex Corp Zero Coupon due 04/28/2017 (6)	37,014,526

44,901,952	USD	Texas Competitive Electric 3.686% due 10/10/2014 (6)	35,596,022

25,975,000	USD	Tribune Co Zero Coupon due 06/04/2014 (6)(7)	17,996,961

48,761,372	USD	Univision Communications 4.437% due 03/31/2017 (6)	46,442,184

		YRC Worldwide
24,592,039	USD	Zero Coupon due 08/17/2012 (6)	28,250,105
2,273,560	USD	8.750% due 08/17/2012 (6)	2,301,980
17,055,000	USD	11.250% due 09/30/2014 (6)	17,118,956

			47,671,041

			521,445,754

		United Kingdom—1.4%
34,540,192	EUR	Ineos Holdings 9.001% due 12/16/2015 (6)	51,709,065

		Canada—1.4%
28,062,938	CAD	Gateway Casinos & Entertainment 6.500% due 04/20/2016 (6)	29,389,792

19,370,000	USD	Husky Injection Molding 6.500% due 06/30/2018 (6)	19,463,828

1,353,753	USD	Progressive Moulded Products Zero Coupon due 08/16/2011 (4)(6)(7)	6,776

			48,860,396

67

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
BANK LOANS—Continued
		France—0.9%
29,280,000	EUR	Tyrol Acquisitions 7.192% due 07/29/2016 (6)	$33,272,251

		New Zealand—0.4%
13,435,000	USD	Autoparts Holdings Zero Coupon due 07/28/2017 (6)	13,527,366

		Norway—0.1%
5,011,214	USD	Trico Shipping 10.000% due 05/12/2014 (4)(6)	5,036,270

		TOTAL BANK LOANS (Cost $661,822,617)	673,851,102

FOREIGN GOVERNMENT BONDS—3.3%
		Brazil—1.4%
		Brazil Notas do Tesouro Nacional, Series F
35,615,000	BRL	10.000% due 01/01/2012	22,727,422
46,435,000	BRL	10.000% due 01/01/2013	28,929,075

			51,656,497

		Indonesia—0.9%
		Indonesia Treasury Bond
72,117,000,000	IDR	9.000% due 09/15/2013	9,077,760
41,600,000,000	IDR	9.000% due 09/15/2018	5,453,194
117,200,000,000	IDR	10.000% due 09/15/2024	16,315,797

			30,846,751

		Ghana—0.4%
		Ghana Government Bond
4,400,000	GHS	14.470% due 12/15/2011 (4)	2,944,310
6,500,000	GHS	15.000% due 12/10/2012 (4)	4,506,017
2,800,000	GHS	19.000% due 01/14/2013 (4)	2,020,413
4,570,000	GHS	14.250% due 07/29/2013 (4)	3,122,121
4,120,000	GHS	13.300% due 09/30/2013 (4)	2,770,809

			15,363,670

		Ukraine—0.3%
11,875,000	USD	Ukraine Government 7.950% due 02/23/2021 (9)	12,646,875

		Venezuela—0.2%
10,405,000	USD	Venezuela Government International Bond 7.750% due 10/13/2019	7,554,030

68

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT BONDS—Continued
		Vietnam—0.1%
50,000,000,000	VND	Socialist Republic Of Vietnam 11.000% due 02/28/2014	$2,373,994

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $106,397,441)	120,441,817

Share
Amount
PREFERRED STOCKS—1.2%
		United States—1.2%
5,400	USD	ABN Amro NA 0.000% (5)(6)(9)	3,695,625

22,432	USD	Ally Financial 7.000% (5)(9)	20,380,874

326,000	USD	General Motors 4.750%	15,064,460

255,875	USD	GMAC Capital Trust I 8.125% (5)(6)	6,555,517

1,600	USD	Merrill Lynch Capital Trust II 6.450% (5)(6)	36,112

		TOTAL PREFERRED STOCKS (Cost $46,506,353)	45,732,588

COMMON STOCKS—1.1%
	Norway—0.8%
1,427,968	Deep Ocean (1)		28,559,360

	United States—0.2%
28,233	Federal Mogul (1)		541,227
231,453	General Motors (1)		6,406,619

			6,947,846

	Greece—0.1%
308,536	Largo Ltd-Class A (1)(4)		415,627
2,776,850	Largo Ltd-Class B (1)(4)		3,740,675

			4,156,302

		TOTAL COMMON STOCKS (Cost $43,392,661)	39,663,508

69

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CREDIT LINKED NOTE—0.2%
		Ukraine—0.2%
50,000,000	UAH	ING Americas Issuance 20.000% due 10/31/2012 (Cost $5,988,463) (4)	$7,040,325

Share
Amount
EQUITY LINKED NOTES—0.2%
	United States—0.2%
210,413	General Motors, Issued by General Motors, Expires 07/10/2016 (1)		3,962,077
210,413	General Motors, Issued by General Motors, Expires 07/10/2019 (1)		2,859,512

		TOTAL EQUITY LINKED NOTES (Cost $5,542,810)	6,821,589

Face
Value
CONVERTIBLE BOND—0.1%
		United States—0.1%
4,570,000	USD	Clearwire Communications/Finance 8.250% due 12/01/2040 (Cost $4,744,637) (5)(9)	3,090,463

REPURCHASE AGREEMENT—2.9%
		United States—2.9%
104,367,918	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/29/2011, due 08/01/2011, with a maturity value of $104,368,005 and an effective yield of 0.01%, collateralized by Federal Home Loan Mortgage Corporation, with a rate of 0.000%, a maturity of 01/17/2012 and an aggregate fair value of $106,456,763. (Cost $104,367,918)	104,367,918

70

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
TIME DEPOSIT—0.1%
		United States—0.1%
1,850,000	USD	State Street Euro Dollar Time Deposit 0.010% due 08/01/2011 (Cost $1,850,000) (11)	$1,850,000

		TOTAL INVESTMENTS—97.6% (Cost $3,429,425,864)	3,553,514,768
		OTHER ASSETS AND LIABILITIES—2.4%	86,800,625

		TOTAL NET ASSETS—100.0%	$3,640,315,393

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,436,468,101.

71

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2011

Artio Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
09/12/11	JPMorgan Chase Bank N.A.	EUR	50,750,000	72,855,082	72,743,020	$112,062
09/23/11	JPMorgan Chase Bank N.A.	MXN	628,940,000	53,330,171	52,839,668	490,503
09/06/11	JPMorgan Chase Bank N.A.	NOK	768,737,970	142,472,283	142,623,000	(150,717)

Net unrealized appreciation on forward foreign exchange contracts to buy						$451,848

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
08/31/11	Brown Brothers Harriman & Co.	EUR	166,670,000	239,338,317	239,558,124	$219,807
08/31/11	JPMorgan Chase Bank N.A.	EUR	71,360,000	102,473,044	102,301,696	(171,348)
09/19/11	JPMorgan Chase Bank N.A.	EUR	118,303,000	169,801,291	167,304,102	(2,497,189)
09/06/11	JPMorgan Chase Bank N.A.	NOK	520,221,150	96,413,990	95,280,000	(1,133,990)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(3,582,720)

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NOK	— Norwegian Krone
UAH	— Ukraine Hryvnia
USD	— United States Dollar
VND	— Viet Nam Dong

72

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2011

Artio Global High Income Fund

At July 31, 2011, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
Corporate Bonds	70.0%	$2,550,655,458
Bank Loans	18.5	673,851,102
Foreign Government Bonds	3.3	120,441,817
Preferred Stocks	1.2	45,732,588
Common Stocks	1.1	39,663,508
Credit Linked Note	0.2	7,040,325
Equity Linked Notes	0.2	6,821,589
Convertible Bond	0.1	3,090,463
Short-term Investments	3.0	106,217,918	*

Total Investments	97.6	3,553,514,768
Other Assets and Liabilities (Net)	2.4	86,800,625	*

Net Assets	100.0%	$3,640,315,393

* Short-term investments includes securities that have been voluntarily segregated by the adviser as collateral for swaps with a notional value of $105,070,000, which is 2.89% of net assets. Other assets and liabilities includes swaps with a net fair value of $5,106,048, which is 0.14% of net assets.

73

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2011

Artio Local Emerging Markets Debt Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT BONDS—52.6%†
		South Africa—11.8%
21,000,000	ZAR	South Africa Government Bond 6.750% due 03/31/2021	$2,819,838

		Mexico—10.0%
22,200,000	MXN	Mexican Bonos 10.000% due 12/05/2024	2,407,582

		Malaysia—7.8%
5,400,000	MYR	Malaysia Government Bond 4.160% due 07/15/2021	1,862,831

		Hungary—4.4%
199,000,000	HUF	Hungary Government Bond 6.750% due 02/24/2017	1,044,418

		Uruguay—4.2%
19,000,000	UYU	Uruguay Treasury Bills Zero Coupon due 12/01/2011	1,002,582

		Poland—3.8%
2,575,000	PLN	Poland Government Bond 5.250% due 10/25/2017	915,975

		Turkey—3.7%
1,500,000	TRY	Turkey Government Bond Zero Coupon due 08/03/2011	887,915

		Thailand—3.6%
26,000,000	THB	Bank of Thailand Zero Coupon due 08/04/2011	871,547

		Colombia—2.8%
1,045,000,000	COP	Colombia Government International Bond 7.750% due 04/14/2021	674,920

		Philippines—0.5%
5,000,000	PHP	Philippine Government International Bond 4.950% due 01/15/2021	117,922

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $12,351,093)	12,605,530

CORPORATE BONDS—20.3%
		Supranational—20.3%
20,000,000,000	IDR	European Bank for Reconstruction & Development 7.200% due 06/08/2016	2,437,977

74

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio Local Emerging Markets Debt Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Supranational—Continued
3,770,000	BRL	International Bank for Reconstruction & Development 8.750% due 06/15/2012	$2,440,137

		TOTAL CORPORATE BONDS (Cost $4,656,775)	4,878,114

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—6.3%
1,400,000	USD	U.S. Treasury Notes 3.625% due 02/15/2021 (Cost $1,466,357)	1,502,484

REPURCHASE AGREEMENT—11.6%
		United States—11.6%
2,793,042	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/29/2011, due 08/01/2011, with a maturity value of $2,793,045 and an effective yield of 0.01%, collateralized by a U.S. Treasury Note, with a rate of 2.375%, a maturity of 06/30/2018, and an aggregate fair value of $2,852,500. (Cost $2,793,042)	2,793,042

		TOTAL INVESTMENTS—90.8% (Cost $21,267,267)	21,779,170
		OTHER ASSETS AND LIABILITIES—9.2%	2,206,350

		TOTAL NET ASSETS—100.0%	$23,985,520

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $21,267,267.

75

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2011

Artio Local Emerging Markets Debt Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
08/02/11	Credit Suisse	BRL	370,000	238,579	237,744	$835
08/02/11	Deutsche Bank AG London	BRL	370,000	238,579	237,744	835
08/02/11	JPMorgan Chase Bank N.A.	BRL	370,000	238,579	237,744	835
08/26/11	Credit Suisse	CLP	520,025,000	1,132,967	1,091,114	41,853
08/12/11	JPMorgan Chase Bank N.A.	MXN	3,786,000	322,265	324,561	(2,296)
08/11/11	JPMorgan Chase Bank N.A.	PLN	2,651,000	951,871	952,056	(185)
08/22/11	JPMorgan Chase Bank N.A.	THB	28,329,270	948,184	945,570	2,614

Net unrealized appreciation on forward foreign exchange contracts to buy						$44,491

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
08/02/11	Credit Suisse	BRL	370,000	238,579	233,586	$(4,993)
08/02/11	Deutsche Bank AG London	BRL	370,000	238,579	233,365	(5,214)
08/02/11	JPMorgan Chase Bank N.A.	BRL	370,000	238,579	233,660	(4,919)
08/12/11	JPMorgan Chase Bank N.A.	EUR	2,000,000	2,873,179	2,846,700	(26,479)
08/12/11	JPMorgan Chase Bank N.A.	MXN	8,000,000	680,961	686,731	5,770
08/15/11	JPMorgan Chase Bank N.A.	MXN	2,500,000	212,741	212,356	(385)
08/11/11	JPMorgan Chase Bank N.A.	PLN	5,100,000	1,831,211	1,835,192	3,981

Net unrealized depreciation on forward foreign exchange contracts to sell						$(32,239)

76

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2011

Artio Local Emerging Markets Debt Fund

Glossary of Currencies

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Columbia Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

77

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2011

Artio Local Emerging Markets Debt Fund

At July 31, 2011, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
Foreign Government Bonds	52.6%	$12,605,530
Corporate Bonds	20.3	4,878,114
U.S. Government and Agency Obligations	6.3	1,502,484
Short-term Investment	11.6	2,793,042

Total Investments	90.8	21,779,170
Other Assets and Liabilities (Net)	9.2	2,206,350

Net Assets	100.0%	$23,985,520

78

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2011

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—98.0%†
	Banks—10.5%
26,350	First Community Bancshares	$331,747
26,942	First Defiance Financial (1)	394,970
11,770	First of Long Island	312,729
19,844	West Coast Bancorp (1)	323,060
13,503	WSFS Financial	536,204

		1,898,710

	Health Care Equipment & Services—9.5%
21,920	ePocrates Inc (1)	360,365
15,180	ExamWorks Group (1)	332,139
17,950	Insulet Corp (1)	352,897
27,585	Natus Medical (1)	318,055
52,110	Spectranetics Corp (1)	361,122

		1,724,578

	Semiconductors & Semiconductor Equipment—9.4%
46,580	Advanced Energy Industries (1)	494,214
10,450	EZchip Semiconductor (1)	322,800
42,130	Integrated Silicon Solution (1)	374,536
25,131	Magnachip Semiconductor (1)	266,640
138,340	Mattson Technology (1)	240,711

		1,698,901

	Capital Goods—8.9%
7,090	Cascade Corp	354,429
20,084	Keyw Holding (1)	224,138
16,720	LMI Aerospace (1)	384,393
30,500	NCI Building Systems (1)	344,345
21,173	SeaCube Container Leasing	307,220

		1,614,525

	Retailing—8.1%
18,620	Destination Maternity	305,740
9,140	Francesca’s Holdings (1)	240,016
16,220	Gordmans Stores (1)	290,825
20,450	Nutrisystem Inc	305,523
11,710	Teavana Holdings (1)	330,222

		1,472,326

	Technology Hardware & Equipment—6.8%
344,660	Network Engines (1)	461,845
13,360	Newport Corp (1)	207,614

79

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Technology Hardware & Equipment—Continued
20,666	Super Micro Computer (1)	$291,184
54,600	X-Rite Inc (1)	265,356

		1,225,999

	Pharmaceuticals & Biotechnology—6.0%
90,380	Enzo Biochem (1)	347,059
52,802	ISTA Pharmaceuticals (1)	262,426
16,840	Sagent Pharmaceuticals (1)	469,331

		1,078,816

	Transportation—5.1%
6,670	Allegiant Travel (1)	287,010
27,600	Box Ships (1)	291,456
31,322	USA Truck (1)	354,565

		933,031

	Commercial & Professional Services—4.9%
107,180	Cenveo Inc (1)	620,572
13,964	Intersections Inc	271,181

		891,753

	Energy—4.6%
55,220	Callon Petroleum (1)	384,883
39,650	Union Drilling (1)	442,098

		826,981

	Consumer Services—4.3%
34,430	Isle of Capri Casinos (1)	291,966
28,975	Morgans Hotel (1)	207,461
41,750	Morton’s Restaurant (1)	289,328

		788,755

	Consumer Durables & Apparel—4.0%
43,920	Kid Brands (1)	201,593
14,160	LaCrosse Footwear	196,824
20,140	Skechers U.S.A.-Class A (1)	335,331

		733,748

	Diversified Financials—4.0%
55,820	Gain Capital (1)	337,711
53,890	JMP Group	395,553

		733,264

80

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Materials—3.9%
355,430	Santa Fe Gold (1)	$358,984
22,400	Zagg Inc (1)	343,840

		702,824

	Food & Staples Retailing—2.0%
20,570	Pantry Inc (1)	366,557

	Real Estate—1.9%
16,980	Pebblebrook Hotel Trust REIT	335,695

	Automobiles & Components—1.7%
18,160	Tower International (1)	312,715

	Software & Services—1.4%
10,180	Sourcefire Inc (1)	250,224

	Food, Beverage & Tobacco—1.0%
23,895	GLG Life Tech (1)	176,345

	TOTAL COMMON STOCKS (Cost $16,781,793)	17,765,747

	TOTAL INVESTMENTS—98.0% (Cost $16,781,793)	17,765,747
	OTHER ASSETS AND LIABILITIES—2.0%	361,341

	TOTAL NET ASSETS—100.0%	$18,127,088

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $17,041,347.

81

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2011

Artio U.S. Microcap Fund

At July 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Consumer Discretionary	20.1%	$3,651,384
Industrials	19.0	3,439,309
Information Technology	17.5	3,175,124
Financials	16.4	2,967,669
Health Care	15.5	2,803,394
Energy	4.5	826,981
Consumer Staples	3.0	542,902
Materials	2.0	358,984

Total Investments	98.0	17,765,747
Other Assets and Liabilities (Net)	2.0	361,341

Net Assets	100.0%	$18,127,088

82

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2011

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—98.6%†
	Pharmaceuticals & Biotechnology—11.3%
50,797	Cepheid Inc (1)	$1,918,095
275,840	ISTA Pharmaceuticals (1)	1,370,925
43,656	Myriad Genetics (1)	928,563
48,589	Par Pharmaceutical (1)	1,573,798
19,494	Questcor Pharmaceuticals (1)	605,289
73,744	Salix Pharmaceuticals (1)	2,859,792
69,693	Viropharma Inc (1)	1,260,049

		10,516,511

	Software & Services—10.9%
119,720	Akamai Technologies (1)	2,899,618
190,167	Compuware Corp (1)	1,837,013
52,201	NICE Systems Sponsored ADR (1)	1,864,620
79,769	Progress Software (1)	1,922,433
68,654	Sourcefire Inc (1)	1,687,515

		10,211,199

	Retailing—10.8%
48,920	Dick’s Sporting Goods (1)	1,810,040
53,470	Francesca’s Holdings (1)	1,404,122
124,705	Gordmans Stores (1)	2,235,961
125,945	Saks Inc (1)	1,352,649
68,450	Teavana Holdings (1)	1,930,290
40,556	Urban Outfitters (1)	1,319,692

		10,052,754

	Materials—7.7%
29,635	Airgas Inc	2,035,924
69,019	Coeur d’Alene Mines (1)	1,883,529
23,800	Compass Minerals International	1,874,012
21,940	Molycorp Inc (1)	1,396,042

		7,189,507

	Transportation—7.6%
55,519	Allegiant Travel (1)	2,388,983
190,067	Box Ships (1)	2,007,107
83,018	USA Truck (1)	939,764
118,300	Wesco Aircraft Holdings (1)	1,772,134

		7,107,988

	Semiconductors & Semiconductor Equipment—7.4%
188,317	Advanced Energy Industries (1)	1,998,044

83

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Semiconductors & Semiconductor Equipment—Continued
216,370	Integrated Silicon Solution (1)	$1,923,529
135,846	Magnachip Semiconductor (1)	1,441,326
149,320	Micrel Inc	1,515,598

		6,878,497

	Banks—6.7%
741,802	Popular Inc (1)	1,780,325
87,380	West Coast Bancorp (1)	1,422,546
75,950	WSFS Financial	3,015,975

		6,218,846

	Capital Goods—6.7%
43,582	A.O. Smith	1,807,346
46,086	Astec Industries (1)	1,729,147
102,415	Keyw Holding (1)	1,142,951
63,692	TriMas Corp (1)	1,526,697

		6,206,141

	Diversified Financials—6.1%
100,882	Calamos Asset Management-Class A	1,374,013
74,744	Lazard Ltd-Class A	2,511,398
58,030	Raymond James Financial	1,843,033

		5,728,444

	Energy—6.0%
38,956	Carrizo Oil & Gas (1)	1,495,910
46,430	Complete Production Services (1)	1,805,199
209,528	Union Drilling (1)	2,336,237

		5,637,346

	Health Care Equipment & Services—3.7%
28,330	Catalyst Health Solutions (1)	1,856,465
54,219	NuVasive Inc (1)	1,551,748

		3,408,213

	Insurance—3.3%
64,990	Horace Mann Educators	946,255
192,119	National Financial Partners (1)	2,176,708

		3,122,963

	Commercial & Professional Services—3.1%
505,285	Cenveo Inc (1)	2,925,600

84

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Consumer Services—1.9%
258,235	Morton’s Restaurant (1)	$1,789,568

	Food, Beverage & Tobacco—1.7%
21,494	Diamond Foods	1,538,755

	Media—1.4%
184,291	Lions Gate Entertainment (1)	1,308,466

	Technology Hardware & Equipment—1.3%
85,652	Super Micro Computer (1)	1,206,837

	Food & Staples Retailing—1.0%
26,817	Fresh Market (1)	952,808

	TOTAL COMMON STOCKS (Cost $85,001,521)	92,000,443

	TOTAL INVESTMENTS—98.6% (Cost $85,001,521)	92,000,443
	OTHER ASSETS AND LIABILITIES—1.4%	1,271,486

	TOTAL NET ASSETS—100.0%	$93,271,929

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $86,559,610.

85

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2011

Artio U.S. Smallcap Fund

At July 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	19.6%	$18,296,533
Industrials	17.4	16,239,729
Financials	16.1	15,070,253
Health Care	15.0	13,924,724
Consumer Discretionary	14.1	13,150,788
Materials	7.7	7,189,507
Energy	6.0	5,637,346
Consumer Staples	2.7	2,491,563

Total Investments	98.6	92,000,443
Other Assets and Liabilities (Net)	1.4	1,271,486

Net Assets	100.0%	$93,271,929

86

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2011

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—99.4%†
	Pharmaceuticals & Biotechnology—9.0%
1,990	Alexion Pharmaceuticals (1)	$113,032
2,198	Illumina Inc (1)	137,265
3,470	Mylan Inc (1)	79,047
690	Waters Corp (1)	60,644

		389,988

	Energy—8.4%
400	EQT Corp	25,392
1,070	Oil States International (1)	86,349
1,720	Petrohawk Energy (1)	65,687
1,010	Range Resources	65,811
2,080	Whiting Petroleum (1)	121,888

		365,127

	Materials—8.0%
1,430	Agnico-Eagle Mines	79,722
2,560	Airgas Inc	175,872
3,440	Coeur d’Alene Mines (1)	93,878

		349,472

	Software & Services—7.7%
5,510	Akamai Technologies (1)	133,452
2,410	ANSYS Inc (1)	121,946
3,620	Electronic Arts (1)	80,545

		335,943

	Semiconductors & Semiconductor Equipment—6.8%
8,110	Atmel Corp (1)	98,131
2,590	Broadcom Corp-Class A (1)	96,011
3,100	Cree Inc (1)	101,866

		296,008

	Technology Hardware & Equipment—6.7%
1,380	F5 Networks (1)	129,002
2,030	NetApp Inc (1)	96,466
1,550	SanDisk Corp (1)	65,921

		291,389

	Consumer Durables & Apparel—6.4%
1,300	Coach Inc	83,928
740	Polo Ralph Lauren	99,952

87

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Consumer Durables & Apparel—Continued
820	VF Corp	$95,776

		279,656

	Capital Goods—6.1%
1,520	Parker Hannifin	120,111
4,670	Quanta Services (1)	86,488
800	SPX Corp	60,192

		266,791

	Diversified Financials—5.6%
3,520	Lazard Ltd-Class A	118,272
1,250	T Rowe Price	71,000
2,990	TD Ameritrade Holding	54,896

		244,168

	Food, Beverage & Tobacco—5.1%
990	Diamond Foods	70,874
1,990	Dr. Pepper Snapple	75,143
1,000	J.M. Smucker	77,920

		223,937

	Automobiles & Components—4.6%
2,840	Johnson Controls	104,938
1,530	Visteon Corp (1)	95,931

		200,869

	Banks—3.9%
2,820	BB&T Corp	72,418
39,800	Popular Inc (1)	95,520

		167,938

	Insurance—3.1%
1,020	Aflac Inc	46,981
3,250	Delphi Financial Group-Class A	87,490

		134,471

	Health Care Equipment & Services—3.0%
3,880	Allscripts Healthcare Solutions (1)	70,422
3,190	Hologic Inc (1)	59,238

		129,660

	Transportation—2.7%
2,750	Allegiant Travel (1)	118,333

88

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio U.S. Midcap Fund

Share	Fair
Amount	Description	Value
COMMON STOCKS—Continued
Retailing—2.2%
1,230	Tiffany & Co	$97,896

Telecommunication Services—2.0%
2,090	NII Holdings (1)	88,512

Consumer Services—1.9%
250	Chipotle Mexican Grill (1)	81,145

Food & Staples Retailing—1.7%
1,090	Whole Foods Market	72,703

Media—1.5%
2,460	CBS Corp-Class B	67,330

Real Estate—1.5%
1,700	Plum Creek Timber REIT	64,974

Commercial & Professional Services—1.5%
770	Stericycle Inc (1)	63,232

TOTAL COMMON STOCKS (Cost $3,800,159)	4,329,542

Face
Value	Currency
REPURCHASE AGREEMENT—2.7%
116,356	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/29/2011, due 08/01/2011, with a maturity value of $116,356 and an effective yield of 0.01%, collateralized by Federal Home Loan Mortgage Corporation, with a rate of 0.000%, a maturity of 01/17/2012 and an aggregate fair value of $119,850. (Cost $116,356)	116,356

TOTAL INVESTMENTS—102.1% (Cost $3,916,515)	4,445,898
OTHER ASSETS AND LIABILITIES—(2.1)%	(92,113)

TOTAL NET ASSETS—100.0%	$4,353,785

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,941,642.

Glossary of Currencies

USD	— United States Dollar

89

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2011

Artio U.S. Midcap Fund

At July 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	21.2%	$923,340
Consumer Discretionary	16.7	726,896
Financials	14.1	611,551
Health Care	11.9	519,648
Industrials	10.3	448,356
Energy	8.4	365,127
Materials	8.0	349,472
Consumer Staples	6.8	296,640
Telecommunication Services	2.0	88,512
Short-term Investment	2.7	116,356

Total Investments	102.1	4,445,898
Other Assets and Liabilities (Net)	(2.1)	(92,113)

Net Assets	100.0%	$4,353,785

90

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2011

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—100.4%†
	Pharmaceuticals & Biotechnology—11.2%
2,060	Celgene Corp (1)	$122,158
2,587	Illumina Inc (1)	161,558
2,510	Salix Pharmaceuticals (1)	97,338
2,780	Teva Pharmaceutical Industries Sponsored ADR	129,659

		510,713

	Diversified Financials—10.4%
1,335	American Express	66,803
490	Franklin Resources	62,210
1,165	Goldman Sachs	157,240
2,435	JPMorgan Chase	98,496
2,150	State Street	89,161

		473,910

	Materials—10.2%
1,100	Agnico-Eagle Mines	61,325
2,855	Coeur d’Alene Mines (1)	77,913
5,290	Kinross Gold	86,439
1,500	Mosaic Co	106,080
1,285	Praxair Inc	133,177

		464,934

	Technology Hardware & Equipment—10.2%
440	Apple Inc (1)	171,811
9,345	Cisco Systems	149,240
2,405	EMC Corp (1)	62,722
2,235	Hewlett-Packard Co	78,583

		462,356

	Energy—9.3%
2,090	Carrizo Oil & Gas (1)	80,256
1,225	Oil States International (1)	98,857
2,395	Petrohawk Energy (1)	91,465
350	Range Resources	22,806
2,180	Whiting Petroleum (1)	127,748

		421,132

	Semiconductors & Semiconductor Equipment—6.8%
9,150	Advanced Energy Industries (1)	97,082
8,075	Atmel Corp (1)	97,707
3,050	Broadcom Corp-Class A (1)	113,063

		307,852

91

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Software & Services—6.7%
5,780	Akamai Technologies (1)	$139,991
4,105	Electronic Arts (1)	91,336
235	MasterCard Inc-Class A	71,264

		302,591

	Health Care Equipment & Services—4.6%
660	CR Bard	65,129
1,410	Express Scripts (1)	76,507
1,445	St. Jude Medical	67,192

		208,828

	Capital Goods—4.5%
1,530	Parker Hannifin	120,901
1,025	United Technologies	84,911

		205,812

	Food, Beverage & Tobacco—4.0%
910	J.M. Smucker	70,907
1,710	PepsiCo Inc	109,509

		180,416

	Commercial & Professional Services—3.2%
15,830	Cenveo Inc (1)	91,656
635	Stericycle Inc (1)	52,146

		143,802

	Banks—3.0%
4,945	Wells Fargo	138,163

	Insurance—2.6%
2,600	Aflac Inc	119,756

	Automobiles & Components—2.4%
2,905	Johnson Controls	107,340

	Consumer Durables & Apparel—2.2%
1,560	Coach Inc	100,714

	Consumer Services—2.1%
2,060	Las Vegas Sands (1)	97,191

	Transportation—2.0%
2,070	Allegiant Travel (1)	89,072

	Food & Staples Retailing—1.9%
1,100	Costco Wholesale	86,075

92

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio U.S. Multicap Fund

Share			Fair
Amount		Description	Value
COMMON STOCKS—Continued
	Retailing—1.6%
3,450	Lowe’s Cos		$74,451

	Media—1.5%
2,435	CBS Corp-Class B		66,646

	TOTAL COMMON STOCKS (Cost $3,852,416)		4,561,754

Face
Value	Currency
REPURCHASE AGREEMENT—5.9%
270,581	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/29/2011, due 08/01/2011, with a maturity value of $270,581 and an effective yield of 0.01%, collateralized by Federal Home Loan Mortgage Corporation, with a rate of 0.12%, a maturity of 01/17/2012 and an aggregate fair value of $279,650. (Cost $270,581)	270,581

		TOTAL INVESTMENTS—106.3% (Cost $4,122,997)	4,832,335
		OTHER ASSETS AND LIABILITIES—(6.3)%	(287,894)

		TOTAL NET ASSETS—100.0%	$4,544,441

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $4,204,620.

Glossary of Currencies

USD	— United States Dollar

93

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2011

Artio U.S. Multicap Fund

Master Notes to the Portfolio of Investments.

†	Percentages indicated are based on Fund net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Funds
ETN	Exchange-Traded Notes
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	Non-income producing security.
(2)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the Board of Trustees/Directors.
(3)	All or portion of this security was on loan to brokers at July 31, 2011.
(4)	Security determined to be illiquid by management.
(5)	Callable security.
(6)	Variable rate security.
(7)	Defaulted security.
(8)	Step-Coupon.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(10)	Affiliated security.
(11)	Security has been pledged for collateral of swaps.
(12)	Security valued at fair value in good faith as determined by the policies approved by the Board of Trustees/Directors.
(13)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

94

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2011

Artio U.S. Multicap Fund

At July 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	23.6%	$1,072,799
Financials	16.1	731,829
Health Care	15.8	719,541
Materials	10.2	464,934
Consumer Discretionary	9.8	446,342
Industrials	9.7	438,686
Energy	9.3	421,132
Consumer Staples	5.9	266,491
Short-term Investment	5.9	270,581

Total Investments	106.3	4,832,335
Other Assets and Liabilities (Net)	(6.3)	(287,894)

Net Assets	100.0%	$4,544,441

95

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies

a) Portfolio valuation: Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices. Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Global Equity Fund Board of Director’s, and the Trust’s Board of Trustees (each a “Board” and collectively, “the Boards”), as applicable.

The pricing services may use valuation models or matrix pricing, which considers yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Assets and liabilities initially expressed in foreign currency will be converted into U.S. dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost. To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectues of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if the Adviser believes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings, and interest rates. In addition, the Adviser, through its pricing committee may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards. The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. This is

96

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

generally accomplished by adjusting the closing price for movements in correlated indices, securities or derivatives. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Funds’ NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are pricing their shares.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	Inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2—	Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (i.e. debt securities, government securities, swap contracts, forward foreign currency contracts, foreign securities utilizing an approved vendor for systematic fair value pricing)

Level 3—	Inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (i.e. certain broker-quoted securities, fair valued securities)

97

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds will fair value foreign securities when the adviser does not believe that the closing prices are reflective of fair value due to significant events that occurred subsequent to the close of the foreign markets but before the Funds’ NAV calculations. When securities are fair valued under this method, they will be classified as Level 2 which may result in significant transfers between Level 1 and Level 2. The number of days on which fair value prices will be used depends on market activity. It is possible that fair value prices will be used by the Funds to a significant extent. Foreign securities in the Global Equity Fund, International Equity Fund and International Equity Fund II were not fair valued under this method at October 31, 2010. Securities were fair valued using this method at July 31, 2011, resulting in significant transfers from Level 1 to Level 2 in the fair value hierarchies.

As of the period ending July 31, 2011, securities with a total value of $16,725,946, $5,723,999,999 and $5,467,696,508 in the Global Equity Fund, International Equity Fund and International Equity Fund II, respectively, transferred from Level 1 to Level 2 due to substantially all foreign equity securities being fair valued using valuations provided by an independent valuation service based on the Funds’ valuation policies and procedures.

As of the period ending July 31, 2011, securities with a total value of $1,051,594 in the International Equity Fund transferred from Level 2 to Level 1 due to the existence of quoted prices from active markets which were not available at the beginning of the quarter.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Funds’ investments:

Global Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$23,179,832	$—	$—	$23,179,832
China	1,283,938	3,508,904	—	4,792,842
United Kingdom	—	3,447,654	—	3,447,654
Japan	—	3,147,875	—	3,147,875
France	—	2,357,459	—	2,357,459

98

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Russia	$121,666	$2,117,232	$—	$2,238,898
Canada	2,068,035	—	—	2,068,035
Germany	—	1,699,474	—	1,699,474
Hong Kong	—	1,369,745	—	1,369,745
Switzerland	—	1,299,113	—	1,299,113
Netherlands	698,254	265,513	—	963,767
South Korea	—	737,019	—	737,019
Australia	—	731,824	—	731,824
India	202,999	317,596	—	520,595
Denmark	—	463,339	—	463,339
Brazil	460,302	—	—	460,302
Sweden	—	426,289	—	426,289
Italy	—	424,241	—	424,241
South Africa	—	289,861	—	289,861
Austria	—	262,666	—	262,666
Czech Republic	—	102,870	—	102,870

TOTAL COMMON STOCKS	28,015,026	22,968,674	—	50,983,700

EQUITY LINKED NOTES
India	—	1,553,567	—	1,553,567
United States	431,797	—	—	431,797
Taiwan	—	373,250	—	373,250

TOTAL EQUITY LINKED NOTES	431,797	1,926,817	—	2,358,614

EXCHANGE-TRADED FUND
Multinational	568,375	—	—	568,375

PREFERRED STOCKS
Germany	—	319,733	—	319,733
Philippines	—	—	134	134

TOTAL PREFERRED STOCKS	—	319,733	134	319,867

INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	6,143,012	—	—	6,143,012

REPURCHASE AGREEMENT
United States	—	1,338,383	—	1,338,383

TOTAL INVESTMENTS	35,158,210	26,553,607	134	61,711,951

FORWARD FOREIGN EXCHANGE CONTRACTS	—	39,363	—	39,363

TOTAL	$35,158,210	$26,592,970	$134	$61,751,314

99

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(14,563)	$—	$(14,563)

TOTAL	$—	$(14,563)	$—	$(14,563)

100

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global Equity Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—7/31/2011
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2011	July 31, 2011
PREFERRED STOCKS
Philippines	$132	$—	$—	$2	$—	$—	$—	$—	$134	$2

TOTAL	$132	$—	$—	$2	$—	$—	$—	$—	$134	$2

101

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$12,781,027	$1,048,850,475	$—	$1,061,631,502
China	202,776,486	530,778,212	—	733,554,698
Japan	—	697,392,195	—	697,392,195
Russia	—	563,105,529	43,551,575	606,657,104
Canada	503,428,965	—	—	503,428,965
France	—	479,031,016	—	479,031,016
Germany	—	451,323,949	—	451,323,949
India	—	363,500,967	—	363,500,967
Hong Kong	—	322,811,574	—	322,811,574
Switzerland	—	308,951,996	—	308,951,996
Australia	—	193,800,595	—	193,800,595
Denmark	—	147,107,997	—	147,107,997
Romania	620,052	127,586,645	—	128,206,697
Austria	—	124,298,570	—	124,298,570
Italy	—	122,431,169	—	122,431,169
South Korea	—	121,775,523	—	121,775,523
Ireland	—	111,682,331	—	111,682,331
Netherlands	—	95,926,919	—	95,926,919
Sweden	—	79,192,710	—	79,192,710
Bulgaria	1,272,809	26,457,986	50,325,515	78,056,310
Ukraine	33,171,304	26,041,489	15,278,925	74,491,718
Taiwan	—	69,656,398	—	69,656,398
Nigeria	54,631,988	—	—	54,631,988
Brazil	53,763,688	—	—	53,763,688
Czech Republic	—	50,847,177	—	50,847,177
Greece	—	42,012,130	—	42,012,130
Georgia	—	39,686,661	—	39,686,661
Finland	—	39,511,108	—	39,511,108
Poland	—	32,445,505	—	32,445,505
Serbia	25,414,108	—	3,133,614	28,547,722
Norway	—	28,360,864	—	28,360,864
Israel	28,116,877	—	—	28,116,877
South Africa	—	25,111,821	—	25,111,821
Lebanon	—	17,476,532	—	17,476,532
Portugal	—	16,692,072	—	16,692,072
Venezuela	—	—	15,516,176	15,516,176
Mexico	12,033,207	—	—	12,033,207
Zambia	7,581,024	—	—	7,581,024
Latvia	—	—	285,702	285,702

TOTAL COMMON STOCKS	935,591,535	6,303,848,115	128,091,507	7,367,531,157

102

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
EQUITY LINKED NOTES
Taiwan	$—	$85,261,848	$—	$85,261,848
India	—	65,177,714	—	65,177,714
Ireland	—	13,523,052	—	13,523,052
Serbia	—	11,354,000	—	11,354,000
Ukraine	—	—	7,332,425	7,332,425

TOTAL EQUITY LINKED NOTES	—	175,316,614	7,332,425	182,649,039

PREFERRED STOCKS
Germany	—	101,652,895	—	101,652,895
Bulgaria	—	13,925,735	—	13,925,735
Russia	10,112,732	—	—	10,112,732
Philippines	—	—	27,357	27,357

TOTAL PREFERRED STOCKS	10,112,732	115,578,630	27,357	125,718,719

EXCHANGE-TRADED FUNDS
Multinational	51,834,028	—	—	51,834,028
Romania	—	7,272,307	—	7,272,307
Sweden	—	7,177,218	—	7,177,218
Russia	—	—	1,389,510	1,389,510

TOTAL EXCHANGE-TRADED FUNDS	51,834,028	14,449,525	1,389,510	67,673,063

FOREIGN GOVERNMENT COMPENSATION NOTES
Bulgaria	2,119,861	6,007,635	—	8,127,496

INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	426,295,961	—	—	426,295,961

TOTAL INVESTMENTS	1,425,954,117	6,615,200,519	136,840,799	8,177,995,435

FORWARD FOREIGN EXCHANGE CONTRACTS	—	4,543,588	—	4,543,588

TOTAL	$1,425,954,117	$6,619,744,107	$136,840,799	$8,182,539,023

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(4,201,502)	$—	$(4,201,502)

TOTAL	$—	$(4,201,502)	$—	$(4,201,502)

103

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—7/31/2011
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2011	July 31, 2011
COMMON STOCKS
Bulgaria	$54,704,966	$—	$—	$(4,379,451)	$—	$—	$—	$—	$50,325,515	$(4,379,451)
Latvia	2,789,232	—	—	(2,503,530)	—	—	—	—	285,702	(2,503,530)
Romania	2,293,558	—	—	(171,817)	—	—	—	(2,121,741)	—	—
Russia	68,106,050	—	—	(3,307,197)	—	—	—	(21,247,278)	43,551,575	(8,414,716)
Serbia	2,151,880	—	—	733,613	—	—	—	—	2,885,493	733,613
Ukraine	13,209,262	—	—	(248,549)	642,963	—	2,764,689	(1,089,440)	15,278,925	355,766
Venezuela	15,712,433	—	—	(196,257)	—	—	—	—	15,516,176	(196,257)
Zambia	7,450,917	—	—	130,107	—	—	—	(7,581,024)	—	—
EQUITY LINKED NOTES
Ukraine	529,552	—	(1,482,344)	6,996,507	2,101,510	(812,800)	—	—	7,332,425	5,230,915
EXCHANGE-TRADED FUNDS
Russia	1,389,510	—	—	—	—	—	—	—	1,389,510	—
PREFERRED STOCKS
Philippines	26,797	—	—	560	—	—	—	—	27,357	560

TOTAL	$168,364,157	$—	$(1,482,344)	$(2,946,014)	$2,744,473	$(812,800)	$2,764,689	$(32,039,483)	$136,592,678	$(9,173,100)

104

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$—	$1,025,655,948	$—	$1,025,655,948
Japan	—	677,227,351	—	677,227,351
China	184,991,163	476,401,589	—	661,392,752
Russia	1,468,846	528,728,633	—	530,197,479
Canada	509,060,794	—	—	509,060,794
France	—	485,803,670	—	485,803,670
Germany	—	441,436,536	—	441,436,536
India	—	298,600,812	—	298,600,812
Switzerland	—	287,443,461	—	287,443,461
Hong Kong	—	271,862,287	—	271,862,287
Australia	—	195,403,663	—	195,403,663
South Korea	—	170,594,865	—	170,594,865
Denmark	—	153,523,276	—	153,523,276
Italy	—	135,827,699	—	135,827,699
Romania	—	113,326,087	—	113,326,087
Ireland	—	112,677,844	—	112,677,844
Netherlands	—	100,145,449	—	100,145,449
Sweden	—	88,323,938	—	88,323,938
Czech Republic	—	86,824,635	—	86,824,635
Austria	—	83,753,817	—	83,753,817
Brazil	78,249,347	—	—	78,249,347
Taiwan	—	58,536,363	—	58,536,363
Greece	—	45,661,767	—	45,661,767
Nigeria	44,079,440	—	—	44,079,440
South Africa	—	33,914,301	—	33,914,301
Finland	—	32,055,668	—	32,055,668
Israel	26,880,358	—	—	26,880,358
Portugal	—	25,647,679	—	25,647,679
Ukraine	8,723,230	16,776,217	—	25,499,447
Mexico	17,349,835	—	—	17,349,835
Lebanon	—	15,198,890	—	15,198,890
Norway	—	12,277,926	—	12,277,926

TOTAL COMMON STOCKS	870,803,013	5,973,630,371	—	6,844,433,384

EQUITY LINKED NOTES
Taiwan	—	84,470,523	—	84,470,523
India	—	65,396,955	—	65,396,955
Ireland	—	12,224,867	—	12,224,867

TOTAL EQUITY LINKED NOTES	—	162,092,345	—	162,092,345

PREFERRED STOCKS
Germany	—	95,391,743	—	95,391,743

105

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Russia	$7,061,289	$—	$—	$7,061,289
Philippines	—	—	20,615	20,615

TOTAL PREFERRED STOCKS	7,061,289	95,391,743	20,615	102,473,647

EXCHANGE-TRADED FUNDS
Multinational	45,915,545	—	—	45,915,545

INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	387,771,680	—	—	387,771,680

REPURCHASE AGREEMENT
United States	—	44,784,743	—	44,784,743

TOTAL INVESTMENTS	1,311,551,527	6,275,899,202	20,615	7,587,471,344

FORWARD FOREIGN EXCHANGE CONTRACTS	—	4,101,930	—	4,101,930

TOTAL	$1,311,551,527	$6,280,001,132	$20,615	$7,591,573,274

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(3,890,569)	$—	$(3,890,569)

TOTAL	$—	$(3,890,569)	$—	$(3,890,569)

106

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—7/31/2011
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2011	July 31, 2011
PREFERRED STOCKS
Philippines	$20,193	$—	$—	$422	$—	$—	$—	$—	$20,615	$422

TOTAL	$20,193	$—	$—	$422	$—	$—	$—	$—	$20,615	$422

107

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
ASSET BACKED SECURITIES
United States	$—	$472,896,283	$—	$472,896,283
Russia	—	—	358,127	358,127

TOTAL ASSET BACKED SECURITIES	—	472,896,283	358,127	473,254,410

CORPORATE BONDS
United States	—	162,033,532	—	162,033,532
Canada	—	53,641,915	—	53,641,915
Norway	—	39,374,845	—	39,374,845
United Kingdom	—	23,338,084	—	23,338,084
Netherlands	—	19,239,130	—	19,239,130
Australia	—	18,739,335	—	18,739,335
Supranational	—	17,400,204	—	17,400,204
France	—	11,636,639	—	11,636,639
Brazil	—	7,985,347	—	7,985,347
Ireland	—	5,608,933	—	5,608,933
Germany	—	5,384,640	—	5,384,640
Switzerland	—	3,408,425	—	3,408,425
United Arab Emirates	—	2,835,000	—	2,835,000

TOTAL CORPORATE BONDS	—	370,626,029	—	370,626,029

U.S. GOVERNMENT AND AGENCY OBLIGATIONS
United States	—	316,094,946	—	316,094,946

FOREIGN GOVERNMENT AND AGENCY BONDS
Brazil	—	77,844,373	—	77,844,373
Mexico	—	75,264,053	—	75,264,053
Canada	—	52,307,826	—	52,307,826
Australia	—	39,229,978	—	39,229,978
Poland	—	32,990,535	—	32,990,535
New Zealand	—	15,182,495	—	15,182,495
Qatar	—	8,594,550	—	8,594,550

TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS	—	301,413,810	—	301,413,810

MUNICIPAL OBLIGATIONS
United States	—	17,258,249	—	17,258,249

REPURCHASE AGREEMENT
United States	—	108,001,965	—	108,001,965

TOTAL INVESTMENTS	—	1,586,291,282	358,127	1,586,649,409

108

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$1,738,425	$—	$1,738,425

TOTAL	$—	$1,588,029,707	$358,127	$1,588,387,834

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(7,338,194)	$—	$(7,338,194)

TOTAL	$—	$(7,338,194)	$—	$(7,338,194)

109

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—7/31/2011
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2011	July 31, 2011
ASSET BACKED SECURITIES
Russia	$474,640	$—	$4,694	$109,536	$—	$(230,743)	$—	$—	$358,127	$109,536

TOTAL	$474,640	$—	$4,694	$109,536	$—	$(230,743)	$—	$—	$358,127	$109,536

110

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$1,724,493,033	$1,461,601	$1,725,954,634
United Kingdom	—	217,261,674	—	217,261,674
Canada	—	185,696,435	—	185,696,435
Ireland	—	53,744,488	—	53,744,488
Australia	—	12,995,437	37,595,328	50,590,765
Germany	—	48,523,365	—	48,523,365
Italy	—	39,219,864	—	39,219,864
France	—	37,463,682	—	37,463,682
Netherlands	—	35,931,952	—	35,931,952
Czech Republic	—	32,031,574	—	32,031,574
China	—	21,765,069	—	21,765,069
Indonesia	—	21,669,341	—	21,669,341
Cyprus	—	18,383,949	—	18,383,949
Russia	—	17,030,475	—	17,030,475
Mexico	—	16,992,748	—	16,992,748
Belgium	—	12,149,792	—	12,149,792
Spain	—	8,632,216	—	8,632,216
Brazil	—	3,994,813	—	3,994,813
Switzerland	—	3,513,549	—	3,513,549
Sweden	—	105,073	—	105,073

TOTAL CORPORATE BONDS	—	2,511,598,529	39,056,929	2,550,655,458

BANK LOANS
United States	—	386,677,120	134,768,634	521,445,754
United Kingdom	—	51,709,065	—	51,709,065
Canada	—	48,853,620	6,776	48,860,396
France	—	33,272,251	—	33,272,251
New Zealand	—	13,527,366	—	13,527,366
Norway	—	5,036,270	—	5,036,270

TOTAL BANK LOANS	—	539,075,692	134,775,410	673,851,102

FOREIGN GOVERNMENT BONDS
Brazil	—	51,656,497	—	51,656,497
Indonesia	—	30,846,751	—	30,846,751
Ghana	—	15,363,670	—	15,363,670
Ukraine	—	12,646,875	—	12,646,875
Venezuela	—	7,554,030	—	7,554,030
Vietnam	—	2,373,994	—	2,373,994

TOTAL FOREIGN GOVERNMENT BONDS	—	120,441,817	—	120,441,817

PREFERRED STOCKS
United States	21,656,089	24,076,499	—	45,732,588

111

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Norway	$—	$—	$28,559,360	$28,559,360
United States	6,947,846	—	—	6,947,846
Greece	—	—	4,156,302	4,156,302

TOTAL COMMON STOCKS	6,947,846	—	32,715,662	39,663,508

CREDIT LINKED NOTE
Ukraine	—	—	7,040,325	7,040,325

EQUITY LINKED NOTES
United States	6,821,589	—	—	6,821,589

CONVERTIBLE BOND
United States	—	3,090,463	—	3,090,463

REPURCHASE AGREEMENT
United States	—	104,367,918	—	104,367,918

TIME DEPOSIT
United States	—	1,850,000	—	1,850,000

TOTAL INVESTMENTS	35,425,524	3,304,500,918	213,588,326	3,553,514,768

FORWARD FOREIGN EXCHANGE CONTRACTS	—	822,372	—	822,372

SWAPS	—	5,633,481	—	5,633,481

TOTAL	$35,425,524	$3,310,956,771	$213,588,326	$3,559,970,621

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(3,953,244)	$—	$(3,953,244)

SWAPS	—	(893,185)	—	(893,185)

TOTAL	$—	$(4,846,429)	$—	$(4,846,429)

112

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—7/31/2011
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2011	July 31, 2011
BANK LOANS
Canada	$3,466,487	$10,246	$22,926	$6,830	$(116,577)	$(3,383,136)	$—	$—	$6,776	$30,374
United States	53,898,951	142,122	(104,382)	861,843	25,776,472	(24,322,364)	78,515,992		134,768,634	1,105,881
COMMON STOCKS
Greece	—	—	(5,863,886)	(3,307,705)	16,452,665	(3,124,772)			4,156,302	(3,307,705)
Norway	—	—	—	(1,523,765)	30,083,125	—	—	—	28,559,360	(1,523,765)
CORPORATE BONDS
Australia	—	(7,304)	—	1,896,538	42,576,884	(6,870,790)	—	—	37,595,328	1,896,538
Ireland	3,889,643	—	(336,254)	152,719	—	(3,706,108)	—	—	—	—
United States	—	—	—	684,234	880,832	(136,278)	32,813	—	1,461,601	684,234
CREDIT LINKED NOTE
Ukraine	7,234,591	99,746	—	(294,012)	—	—	—	—	7,040,325	(294,012)
FOREIGN GOVERNMENT BONDS
Ghana	13,370,287	177,187	—	(954,613)	—	—	—	(12,592,861)	—	—

TOTAL	$81,859,959	$421,997	$(6,281,596)	$(2,477,931)	$115,653,401	$(41,543,448)	$78,548,805	$(12,592,861)	$213,588,326	$(1,408,455)

113

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Local Emerging Markets Debt Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FOREIGN GOVERNMENT BONDS
South Africa	$—	$2,819,838	$—	$2,819,838
Mexico	—	2,407,582	—	2,407,582
Malaysia	—	1,862,831	—	1,862,831
Hungary	—	1,044,418	—	1,044,418
Uruguay	—	1,002,582	—	1,002,582
Poland	—	915,975	—	915,975
Turkey	—	887,915	—	887,915
Thailand	—	871,547	—	871,547
Colombia	—	674,920	—	674,920
Philippines	—	117,922	—	117,922

TOTAL FOREIGN GOVERNMENT BONDS	—	12,605,530	—	12,605,530

CORPORATE BONDS
Brazil	—	2,440,137	—	2,440,137
Indonesia	—	2,437,977	—	2,437,977

TOTAL CORPORATE BONDS	—	4,878,114	—	4,878,114

U.S. GOVERNMENT AND AGENCY OBLIGATIONS
United States	—	1,502,484	—	1,502,484

REPURCHASE AGREEMENT
United States	—	2,793,042	—	2,793,042

TOTAL INVESTMENTS	—	21,779,170	—	21,779,170

FORWARD FOREIGN EXCHANGE CONTRACTS	—	56,723	—	56,723

Financial Futures Contracts	8,583	—	—	8,583

TOTAL	$8,583	$21,835,893	$—	$21,844,476

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(44,471)	$—	$(44,471)

TOTAL	$—	$(44,471)	$—	$(44,471)

114

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Microcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Banks	$1,898,710	$—	$—	$1,898,710
Health Care Equipment & Services	1,724,578	—	—	1,724,578
Semiconductors & Semiconductor Equipment	1,698,901	—	—	1,698,901
Capital Goods	1,614,525	—	—	1,614,525
Retailing	1,472,326	—	—	1,472,326
Technology Hardware & Equipment	1,225,999	—	—	1,225,999
Pharmaceuticals & Biotechnology	1,078,816	—	—	1,078,816
Transportation	933,031	—	—	933,031
Commercial & Professional Services	891,753	—	—	891,753
Energy	826,981	—	—	826,981
Consumer Services	788,755	—	—	788,755
Consumer Durables & Apparel	733,748	—	—	733,748
Diversified Financials	733,264	—	—	733,264
Materials	702,824	—	—	702,824
Food & Staples Retailing	366,557	—	—	366,557
Real Estate	335,695	—	—	335,695
Automobiles & Components	312,715	—	—	312,715
Software & Services	250,224	—	—	250,224
Food, Beverage & Tobacco	176,345	—	—	176,345

TOTAL COMMON STOCKS	17,765,747	—	—	17,765,747

TOTAL INVESTMENTS	17,765,747	—	—	17,765,747

TOTAL	$17,765,747	$—	$—	$17,765,747

115

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Smallcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Pharmaceuticals & Biotechnology	$10,516,511	$—	$—	$10,516,511
Software & Services	10,211,199	—	—	10,211,199
Retailing	10,052,754	—	—	10,052,754
Materials	7,189,507	—	—	7,189,507
Transportation	7,107,988	—	—	7,107,988
Semiconductors & Semiconductor Equipment	6,878,497	—	—	6,878,497
Banks	6,218,846	—	—	6,218,846
Capital Goods	6,206,141	—	—	6,206,141
Diversified Financials	5,728,444	—	—	5,728,444
Energy	5,637,346	—	—	5,637,346
Health Care Equipment & Services	3,408,213	—	—	3,408,213
Insurance	3,122,963	—	—	3,122,963
Commercial & Professional Services	2,925,600	—	—	2,925,600
Consumer Services	1,789,568	—	—	1,789,568
Food, Beverage & Tobacco	1,538,755	—	—	1,538,755
Media	1,308,466	—	—	1,308,466
Technology Hardware & Equipment	1,206,837	—	—	1,206,837
Food & Staples Retailing	952,808	—	—	952,808

TOTAL COMMON STOCKS	92,000,443	—	—	92,000,443

TOTAL INVESTMENTS	92,000,443	—	—	92,000,443

TOTAL	$92,000,443	$—	$—	$92,000,443

116

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Midcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Pharmaceuticals & Biotechnology	$389,988	$—	$—	$389,988
Energy	365,127	—	—	365,127
Materials	349,472	—	—	349,472
Software & Services	335,943	—	—	335,943
Semiconductors & Semiconductor Equipment	296,008	—	—	296,008
Technology Hardware & Equipment	291,389	—	—	291,389
Consumer Durables & Apparel	279,656	—	—	279,656
Capital Goods	266,791	—	—	266,791
Diversified Financials	244,168	—	—	244,168
Food, Beverage & Tobacco	223,937	—	—	223,937
Automobiles & Components	200,869	—	—	200,869
Banks	167,938	—	—	167,938
Insurance	134,471	—	—	134,471
Health Care Equipment & Services	129,660	—	—	129,660
Transportation	118,333	—	—	118,333
Retailing	97,896	—	—	97,896
Telecommunication Services	88,512	—	—	88,512
Consumer Services	81,145	—	—	81,145
Food & Staples Retailing	72,703	—	—	72,703
Media	67,330	—	—	67,330
Real Estate	64,974	—	—	64,974
Commercial & Professional Services	63,232	—	—	63,232

TOTAL COMMON STOCKS	4,329,542	—	—	4,329,542

REPURCHASE AGREEMENT	—	116,356	—	116,356

TOTAL INVESTMENTS	4,329,542	116,356	—	4,445,898

TOTAL	$4,329,542	$116,356	$—	$4,445,898

117

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Multicap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Pharmaceuticals & Biotechnology	$510,713	$—	$—	$510,713
Diversified Financials	473,910	—	—	473,910
Materials	464,934	—	—	464,934
Technology Hardware & Equipment	462,356	—	—	462,356
Energy	421,132	—	—	421,132
Semiconductors & Semiconductor Equipment	307,852	—	—	307,852
Software & Services	302,591	—	—	302,591
Health Care Equipment & Services	208,828	—	—	208,828
Capital Goods	205,812	—	—	205,812
Food, Beverage & Tobacco	180,416	—	—	180,416
Commercial & Professional Services	143,802	—	—	143,802
Banks	138,163	—	—	138,163
Insurance	119,756	—	—	119,756
Automobiles & Components	107,340	—	—	107,340
Consumer Durables & Apparel	100,714	—	—	100,714
Consumer Services	97,191	—	—	97,191
Transportation	89,072	—	—	89,072
Food & Staples Retailing	86,075	—	—	86,075
Retailing	74,451	—	—	74,451
Media	66,646	—	—	66,646

TOTAL COMMON STOCKS	4,561,754	—	—	4,561,754

REPURCHASE AGREEMENT	—	270,581	—	270,581

TOTAL INVESTMENTS	4,561,754	270,581	—	4,832,335

TOTAL	$4,561,754	$270,581	$—	$4,832,335

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. The value of the collateral is equal to at least 102% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the

118

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with Fixed Income Clearing Corporation (FICC) through their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period as defined by the Funds’ Valuation Procedures. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments denominated in foreign currencies which result from changes in foreign currencies have been included in the net unrealized appreciation or depreciation of investments. Net realized currency gains and losses include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

d) Forward foreign currency contracts: As part of their investment strategy, Funds entered into forward foreign currency contracts to manage the portfolio holdings against currency risks. The Funds also utilized forward foreign currency contracts to reduce or eliminate underweighted positions in a currency relative to its benchmark when purchasing underlying investments denominated in that currency is not advisable by the Adviser. Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date in the manner set forth by the Funds’ Valuation Procedures. The change in fair value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency

119

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that have limited trading or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation of forward foreign exchange contracts recorded on the Statement of Asset and Liabilities.

e) Bank loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt obligations generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Fund may enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are

120

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

borrowings in which the Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These risks could cause the Fund to lose money on its investment, which in turn could affect the Fund’s returns. The Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

At July 31, 2011, there were two unfunded commitments which amounted to $9,846,278 of par and had cost and fair value of $7,686,246 and $9,678,495, respectively.

f) Foreign securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market

121

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds bought and sold futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in fair values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds entered into futures contracts for hedging purposes, managing the duration and yield curve profile, market exposure, and to enhance income.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

The Funds entered into swap contracts that function similar to futures contracts (“synthetic futures”) to gain exposure and to protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts. The Funds’ maximum risk of loss associated with futures contracts is minimal since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantee the futures contracts against default. The Fund’s maximum risk of loss due to

122

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

counterparty credit risk for synthetic futures contracts is the unrealized appreciation for synthetic futures contracts.

h) Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write any call option or put option that is covered and immediately thereafter the aggregate market value of all portfolio securities or currencies required to cover such options written by a Fund would not exceed 25% of its net assets. A Fund will realize fees (referred to as “premiums”) for granting the rights evidenced by the call options it has written. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security the Fund purchased upon exercise. The Funds will only write covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 5% of its total assets to purchase both put options on portfolio securities and instruments in which it may invest and an additional 5% of its total assets to purchase call options on securities and instruments in which it may invest. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

Each Fund, except the Total Return Bond Fund, may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which

123

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. The Fund’s maximum risk of loss from counterparty risk related to non-exchange traded purchased options is the fair value of the investment. The Funds’ maximum risk of loss from counterparty risk related to written non-exchange traded options is minimal as the Funds’ receive the premium when the options are sold. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

i) Swaps: The Funds entered into interest rate, total return and credit default swaps primarily to preserve a return or spread on a particular investment or portion of their portfolio. The Funds may also enter into currency and index swaps to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one party to be “long” a third-party credit risk, and the other party to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured

124

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from couterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting agreement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparty.

Certain Funds hold derivative instruments which contain credit-risk-related contingent provisions. If the Fund’s net assets were to fall below certain thresholds from the prior fiscal year net assets, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on July 31, 2011, is $827,021 for which the Global High Income Fund has pledged collateral of $830,000 in the normal course of business.

j) Securities lending: Global Equity Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company (“State Street”) in which the Funds lend portfolio securities to a broker. In exchange, collateral consisting of either cash or U.S. government securities in an amount of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned will be maintained at all times. These Funds may loan securities to brokers, dealers, and financial institutions determined by Artio Global Management LLC, (“Artio Global” or “Adviser”) to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio. These Funds receive any interest

125

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

The security lending income net of the loan rebate fee for the Global Equity Fund, International Equity Fund and the International Equity Fund II, amounted to $22,488, $4,745,269 and $4,665,726, respectively, for the period ended July 31, 2011 and is included in securities lending income in the Statement of Operations.

As of July 31, 2011, the value of the securities on loan and the value of the collateral was as follows:

	Fair Value of	Value of
	Securities on Loan	Collateral
Global Equity Fund	$5,960,572	$6,143,012
International Equity Fund	403,781,253	426,295,961
International Equity Fund II	366,036,903	387,771,680

k) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the Statement of Operations on the ex-dividend date or when the Funds become aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

The Funds are subject to an Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

2.	Derivative Instruments

a) Financial futures contracts:

The following financial futures contracts were outstanding as of July 31, 2011:

126

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

				Notional	Net
				Current	Unrealized
Expiration				Fair	Appreciation
Date	Contracts	Description	Position	Value	(Depreciation)
Local Emerging Markets Debt Fund
09/11	5	10-Year U.S. Treasury Note	Long	$628,438	$8,583

b) Written Options: The Funds did not invest in written options during the period ended July 31, 2011.

c) Swaps: The Global High Income Fund entered into the following swap transactions as of July 31, 2011:

Global High Income Fund

Credit Default Swaps

Notional		Expiration			Annual	Deliverable	Fair
Amount	Currency	Date	Counterparty	Receive (Pay)ˆ	Premium	on Default	Value
16,740,000	USD	09/20/2013	Goldman Sachs	(Pay)	5.000%	K. Hovnanian Enterprises	$4,217,550

							$4,217,550

						Premiums to (Pay)	$4,310,554

ˆ	Receive—Fund receives premium and sells credit protection. (Pay)—Fund pays premium and buys credit protection.

Credit Default Swaps on Credit Indices-Sell Protection(1)

						Upfront		Net
	Fixed-Deal			Original	Current	Premiums		Unrealized
Reference	Received	Maturity		Notional	Notional	Paid/	Fair	Appreciation/
Obligation	Rate	Date	Counterparty	Amount	Amount (2)	(Received)	Value (3)	(Depreciation)
Grohe Holding Gmbh(T)	5.00%	09/20/2015	UBS AG	$5,935,000	$5,935,000	$(945,724)	$(80,586)	$865,137
CDX.NA.HY-15(T)	5.00%	12/20/2015	Deutsche Bank	68,045,000	68,045,000	2,960,106	1,715,519	(1,244,587)
CDX.NA.HY-16(T)	5.00%	06/20/2016	JPMorgan Chase Bank N.A.	14,350,000	14,350,000	(732,983)	(746,434)	(13,451)

				$88,330,000		$1,281,399	$888,499	$(392,901)

(T)	The Fund entered into this contract for speculative purposes.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

127

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

d) Quantitative Disclosure of Derivative Holdings: Funds use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposure of the Funds’ portfolios. Derivatives relate to securities, interest rates, exchange rates, inflation rates, commodities and indices, and include swaps and exchange traded and over-the-counter contracts. As of and for the period ended July 31, 2011, derivative summary tables for each Fund are as follows:

Global Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$39,363	$—	$—	$—	$—	$39,363

Total Value		$—	$39,363	$—	$—	$—	$—	$39,363

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$14,563	$—	$—	$—	$—	$14,563

Total Value		$—	$14,563	$—	$—	$—	$—	$14,563

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (1)	—	—	—	6,316	—	—	6,316
Forward Contracts (2)	—	2,180,293	—	—	—	—	2,180,293

(1)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(2)	Volume of derivative activity is based on an average of fair value during the period.

128

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$4,543,588	$—	$—	$—	$—	$4,543,588

Total Value		$—	$4,543,588	$—	$—	$—	$—	$4,543,588

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$4,201,502	$—	$—	$—	$—	$4,201,502

Total Value		$—	$4,201,502	$—	$—	$—	$—	$4,201,502

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (1)	—	—	—	3,646,362	—	—	3,646,362
Futures Contracts - Short (2)	—	—	—	(65,689,808)	—	—	(65,689,808)
Forward Contracts (3)	—	614,781,931	—	—	—	—	614,781,931

(1)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(2)	Volume of derivative activity is based on an average of contracts outstanding during the period.
(3)	Volume of derivative activity is based on an average of fair value during the period.

International Equity Fund II

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$4,101,930	$—	$—	$—	$—	$4,101,930

Total Value		$—	$4,101,930	$—	$—	$—	$—	$4,101,930

129

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$3,890,569	$—	$—	$—	$—	$3,890,569

Total Value		$—	$3,890,569	$—	$—	$—	$—	$3,890,569

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (1)	—	—	—	1,261,834	—	—	1,261,834
Futures Contracts - Short (2)	—	—	—	(61,257,093)	—	—	(61,257,093)
Forward Contracts (3)	—	561,096,205	—	—	—	—	561,096,205

(1)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(2)	Volume of derivative activity is based on an average of contracts outstanding during the period.
(3)	Volume of derivative activity is based on an average of fair value during the period.

Total Return Bond Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$1,738,425	$—	$—	$—	$—	$1,738,425

Total Value		$—	$1,738,425	$—	$—	$—	$—	$1,738,425

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$7,338,194	$—	$—	$—	$—	$7,338,194

Total Value		$—	$7,338,194	$—	$—	$—	$—	$7,338,194

130

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts - Long (1)	9,866,688	—	—	—	—	—	9,866,688
Futures Contracts - Short (1)	(5,090,966)	—	—	—	—	—	(5,090,966)
Forward Contracts (2)	—	343,038,088	—	—	—	—	343,038,088

(1)	Volume of derivative activity is based on an average of contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of fair value during the period.

Global High Income Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$5,106,048	$—	$—	$—	$5,106,048
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	822,372	—	—	—	—	822,372

Total Value		$—	$822,372	$5,106,048	$—	$—	$—	$5,928,420

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$3,953,244	$—	$—	$—	$—	$3,953,244

Total Value		$—	$3,953,244	$—	$—	$—	$—	$3,953,244

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts (1)	6,100,000	—	72,031,111	—	—	—	78,131,111
Forward Contracts (2)	—	571,763,479	—	—	—	—	571,763,479

(1)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of fair value during the period.

131

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Local Emerging Markets Debt Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$56,723	$—	$—	$—	$—	$56,723
Futures Contracts	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements under the ‘Financial futures contracts‘ section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities	8,583	—	—	—	—	—	8,583

Total Value		$8,583	$56,723	$—	$—	$—	$—	$65,306

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$44,471	$—	$—	$—	$—	$44,471

Total Value		$—	$44,471	$—	$—	$—	$—	$44,471

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts - Long (1)	413,360	—	—	—	—	—	413,360
Forward Contracts (2)	—	5,741,984	—	—	—	—	5,741,984

(1)	Volume of derivative activity is based on an average of contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of fair value during the period.

132

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	Net Unrealized Tax Appreciation/Depreciation

At July 31, 2011, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Global Equity Fund	$58,931,262	$5,585,281	$(2,804,592)	$2,780,689
International Equity Fund	7,329,029,044	1,636,415,831	(787,449,440)	848,966,391
International Equity Fund II	6,420,722,552	1,427,178,000	(260,429,208)	1,166,748,792
Total Return Bond Fund	1,525,602,457	65,807,464	(4,760,512)	61,046,952
Global High Income Fund	3,436,468,101	158,362,684	(41,316,017)	117,046,667
Local Emerging Markets Debt Fund	21,267,267	556,868	(44,965)	511,903
U.S. Microcap Fund	17,041,347	1,452,081	(727,681)	724,400
U.S. Smallcap Fund	86,559,610	9,001,498	(3,560,665)	5,440,833
U.S. Midcap Fund	3,941,642	633,229	(128,973)	504,256
U.S. Multicap Fund	4,204,620	745,637	(117,922)	627,715

4.	Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Funds’ investments in securities of these issuers for the period ended July 31, 2011, is set forth below:

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	July 31, 2011	(Cost)	(Proceeds)	Income	July 31, 2011
International Equity Fund
Bank of Georgia Sponsored GDR	2,324,174	$—	$2,449,494	$—	$39,686,661
Cemacon SA	14,619,597	—	—	—	451,080
Chelindbank OJSC	53,536,950	—	—	112,453	5,755,222
Chimimport AD	10,693,367	—	—	—	21,921,010
Chimimport AD Preferred	6,416,021	—	—	—	13,925,735
Davento PLC GDR	5,006,914	—	—	—	5,237,915
Dragon-Ukrainian Properties & Development	8,577,999	—	—	—	7,744,431
DZI Insurance	354,861	—	—	4,734,112	18,410,533
Holcim Russia	656,887	—	—	—	43,551,575
Impact Developer & Contractor	16,912,495	—	—	—	2,121,741
LEV INS	4,078,860	—	—	—	3,746,198
NAXS Nordic Access Buyout Fund	1,485,000	—	—	—	7,177,218

133

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	July 31, 2011	(Cost)	(Proceeds)	Income	July 31, 2011
Siderurgica Venezolana Sivensa	2,847,910	$—	$—	$662,684	$2,496,666
Sparki Eltos Lovetch	1,397,011	—	29,736	—	1,272,809
Toza Markovic ad Kikinda	78,160	—	—	—	3,133,614
Ukrinbank	1,153,346,022	—	—	—	1,442,133

					$178,074,541

5.	Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

6.	Subsequent Events

Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to July 31, 2011 through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

134

Item 2. Controls and Procedures
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17CFR 270.30a-3(c)), are effective based on their evaluation, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(d)), of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a3(d) under the Act (17 CFR 270.30a-3(d) during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits
(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Artio Global Investment Funds

By:	/s/ Anthony Williams

Anthony Williams
President (Principal Executive Officer)

Date:	9/28/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony Williams

Anthony Williams
President (Principal Executive Officer)

Date:	9/28/11

By:	/s/ Timothy Clemens

Timothy Clemens
Chief Financial Officer (Principal Financial Officer)

Date:	9/28/11